Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
400000011	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete												A	A	A	A	A	A	A	A
400000013	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/08/2025	Waived	FVAL5474	Property	Condo project is ineligible
The subject property is a condo unit located in a Non-Warrantable complex that does not meet Lender Guidelines. The Lender has provided a signed Exception dated XX/XX/XXXX. Compensating factors: FICO 20 points over minimum requirement; Total Debt XXX% or more under requirement; Residual income $XXXK or more.
															;	05/12/2025
Client waived condition for B grade. The Lender has provided a signed Exception dated 04.14.2025. Compensating factors: FICO XXXX points over minimum requirement; Total Debt 10% or more under requirement; Residual income $XXXK or more.
05/12/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%
																				D	B	C	B	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
400000013	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/08/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)
The file contains an LE dated XX/XX/XXXX for a purchase of a property which appears to be a future purchase. Per an e-mail in file, the borrower intends to sell their current residence and is purchasing 2 new properties post close. The inquiry credit letter does not address this.
															; ;	05/12/2025
Docs provided to support borrower's selling XXX property and downsizing with purchase of another property in same area. With current DTI of XXX%, borrowers would continue to qualify with current home PITIA plus additional REO.
05/12/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%
																				D	B	D	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
400000015	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/30/2025	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
TILA 130b Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery. The appraisal invoice has an order date of XX/XX/XXXX however the increase to the appraisal was not disclosed until XX/XX/XXXX which is not within XXX days. This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
															; Documentation received, XXX to review ; Document Uploaded. ;	07/21/2025	Cure package provided to the borrower; exception downgraded to a 2/B	07/21/2025	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
400000017	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/03/2025	Resolved	FCRE1365	Credit	Borrower 2 IRS Transcripts Missing
Borrower 2 IRS Transcripts Missing The file contains the non-occupant co-borrower's (B2 & B3) signed 2023 personal 1040s and their 2023 business returns 1120-S. The file does not contain the corresponding IRS transcripts.
															; ; ;	07/17/2025	Borrower 2 IRS Transcripts Provided or Not Applicable (Number of Borrowers equals 3)	07/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000017	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/03/2025	Resolved	FCRE1395	Credit	Borrower 3 IRS Transcripts Missing
Borrower 3 IRS Transcripts Missing The file contains the non-occupant co-borrower's (B2 & B3) signed 2023 personal 1040s and their 2023 business returns 1120-S. The file does not contain the corresponding IRS transcripts.
															; ; ;	07/17/2025	Borrower 3 IRS Transcripts Provided or Not Applicable (Number of Borrowers equals 3)	07/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000017	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/03/2025	Resolved	FCRE0377	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount
The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). There is no extended coverage or guaranteed replacement addendums to the hazard policy provided. The only dwelling coverage listed is for $XXX which does not cover the subject loan amount of $XXX.
															; Documentation received, XXX to review.; Document Uploaded. ; ;	07/15/2025	The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	07/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000017	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts (10) additional property(ies) may be owned by an B2 and B3 with the same name and social security number as the Borrower(s).	; Documentation received, XXX to review.; Document Uploaded. ;	07/17/2025	All Fraud Report Alerts have been cleared or None Exist	07/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000017	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/03/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Non-Occupant Co-Borrowers 2 & 3 own their own primary residence and 3 additional properties. The PITI for these properties has not been verified to match the Final 1003 and credit report. Lender to provide mortgage statements confirming escrows of taxes and insurance. The property on XXX indicates additional maintenance of $XXX/mo which also needs to be verified.
															; ; Documentation received, XXX to review.; Document Uploaded. Also attached now is the evidence the business owns the XXX property and the maintenance fee for XXX is the hoi.; ;	07/17/2025	HOI verified	07/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000017	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/03/2025	Resolved	FCRE2371	Credit	Missing final HUD-1 from sale of non-subject property	The non-occupant Co-Borrowers have provided their 1040s Schedule E for 2023. A property appears on this schedule that shows a loss and is not on the Final 1003. Lender to provide evidence XXX is sold.	; ; Document Uploaded. ; Documentation received, XXX to review.; ;	07/17/2025	; documentation confirms business no longer owned	07/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000019	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete												A	A	A	A	A	A	A	A
400000021	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing documentation supporting the insurance for the departing residence in XXX.	; Documentation received, XXX to review.; Document Uploaded. ;	07/22/2025	; Lender uploaded HOI Dec page for XXX	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000021	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2025	Rescinded	FCRE1479	Credit	Asset 1 Does Not Meet Guideline Requirements	Asset Record 1 Does Not Meet G/L Requirements. XXX acct #XXX is joint with a non-borrower (XXX). Missing required access letter.	; ; ; ;	07/22/2025	; Fannie guide and lender guide v4.7 does not specifically reference joint access requirements for non borrowers listed on personal access accounts ; Asset Record 1 Meets G/L Requirements	07/22/2025		D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000021	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2025	Resolved	FCOM1604	Compliance
Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.

Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Missing documentation for secondary financing of $XXX with XXX on the departure at XXX.
															; Documentation received, XXX to review.; Document Uploaded. ;	07/22/2025	The consumer's current debt obligations, alimony, and child support or other debt obligations were confirmed.; The lender provided the first payment letter	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000021	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2025	Resolved	FCRE1182	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.	;	07/16/2025	Approval/Underwriting Summary is fully present; Document Uploaded.	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000023	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/22/2025	Resolved	FCRE8611	Credit	Income/Employment General	Missing B2's previous year bonus income documentation showing a history of receiving bonus income.	; Documentation received, XXX to review ; Document Uploaded. ;	07/28/2025	EOY paystub 2024 provided for B2.	07/28/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000025	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/25/2025	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing
Borrower 1 3rd Party VOE Prior to Close Missing The file does not contain any forms of third party verification of employment. However, according to Active Variance- XXX Employee with XXX effective XX/XX/XXXX, "a VVOE may be post-close if the standard VVOE was not completed, the VVOE must be provided prior to XXX purchasing the closed loan file". Borrower is an XXX employee.
															; ; Documentation received, XXX to review.; Document Uploaded. ; ; Documentation received, XXX to review.; Document Uploaded. ;	08/05/2025	VVOE provided ; Borrower 1 3rd Party VOE Prior to Close Was Provided; VOE provided is for a a different borrower. does not clear finding ; WVOE provided	08/05/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000025	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.  The initial CD is missing from the loan file.  The earliest CD in the loan file was issued on XX/XX/XXXX and signed at consummation.  The violation can be cured by providing the initial CD as well as evidence showing that is was received by the consumer 3 business days prior to consummation on XX/XX/XXXX.

															; Documentation received, XXX to review.; Document Uploaded. ;	08/01/2025	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	08/01/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000027	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing.	; ; Document received. In XXX review. ; Document Uploaded. ;	08/21/2025
Required Affiliated Business Disclosure Documentation Provided; Required Affiliated Business Disclosure Missing; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.
																		08/21/2025	Qualifying FICO is Greater than the Guideline Minimum Qualifying DTI below max allowed. Borrower has stable job time	D	B	B	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000027	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Waived	FCRE1328	Credit	Borrower 1 W2/1099 Missing	Borrower 1 W2/1099 Missing. XXX Guide version 4.7 requires YTD paystubs and one year of W-2s for same income source over 2 years.	; ; ;	08/20/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX% DTI 3) XXX FICO.	08/20/2025	Qualifying FICO is Greater than the Guideline Minimum Qualifying DTI below max allowed. Borrower has stable job time	D	B	D	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000027	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Waived	FCRE1330	Credit	Borrower 1 Paystubs Missing	Borrower 1 Paystubs Missing XXX Guide version 4.7 requires YTD paystubs and one year of W-2s for same income source over 2 years.	; ; ;	08/20/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX% DTI 3) XXX FICO.	08/20/2025	Qualifying FICO is Greater than the Guideline Minimum Qualifying DTI below max allowed. Borrower has stable job time	D	B	D	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000027	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Waived	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines Employment is sufficiently verified. However, the only income verification in file is a full WVOE which is not permitted by XXX Eligibility Guide v4.7 effective XX/XX/XXXX. Lender must also provide paystubs and W-2s. The ATR/QM/Collateral Review in file states there is a current paystub and 2024 W-2 in file. However, none has been provided.
															; ; ; ;	08/20/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX% DTI 3) XXX FICO.	08/20/2025	Qualifying FICO is Greater than the Guideline Minimum Qualifying DTI below max allowed. Borrower has stable job time	D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000027	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Waived	FCRE5116	Credit	Missing VOM or VOR
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. The Final 1003 states the Borrower is a FTHB and has been renting his current residence for XXXX years for $XXXX/mo. There is no verification in file for the borrower's housing payment history.
															; ; ;	08/20/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX% DTI 3) XXX FICO.	08/20/2025	Qualifying FICO is Greater than the Guideline Minimum Qualifying DTI below max allowed. Borrower has stable job time	D	B	D	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000027	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	1 Year Treasury Index is outside of guidelines.	; ;	08/12/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX% DTI 3) XXX FICO.	08/12/2025	Qualifying FICO is Greater than the Guideline Minimum Qualifying DTI below max allowed. Borrower has stable job time	D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000029	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Lender Asset Depletion method (use of 10 year Treasury rate of XXX%) does not match guideline requirement of XXX%	; ; ;	09/05/2025	Waived per client request via email due to gap in guidelines. Client accepts risk for B grade.	09/05/2025
Original LTV is Below the Guideline Maximum

Borrower has stable job time

Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
																				D	B	C	B	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000029	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/02/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance
Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Collateral Desktop Analysis (CDA) ordered from XXX, or a Consolidated Collateral Analysis (CCA) ordered from XXX is required to support the value of the appraisal when the Fannie UCDP score exceeds 2.5
															; Documentation received, XXX to review.; Document Uploaded. ; Seller to provide acceptable CDA ;	09/05/2025	Third party valuation product provided within tolerance.	09/05/2025
Original LTV is Below the Guideline Maximum

Borrower has stable job time

Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
																				D	B	C	A	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000029	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing. Cure - Provide a copy of the disclosure.	; ; ; Documentation received, XXX to review.; Document Uploaded. ;	08/21/2025	Required Affiliated Business Disclosure Documentation Provided; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.	09/05/2025
Original LTV is Below the Guideline Maximum

Borrower has stable job time

Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
																				D	B	B	A	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000029	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing required letter of explanation for inquiries from the last 90 days	; ; ;	08/14/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX% DTI 3) XXX FICO.	08/14/2025
Original LTV is Below the Guideline Maximum

Borrower has stable job time

Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
																				D	B	D	B	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000029	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for transaction is outside of XXX version 4.7 guidelines	; ; ;	08/14/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX% DTI 3) XXX FICO.	08/14/2025
Original LTV is Below the Guideline Maximum

Borrower has stable job time

Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
																				D	B	C	B	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000031	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing.	; ; Documentation received, XXX to review.; Document Uploaded. ;	08/20/2025
Required Affiliated Business Disclosure Documentation Provided; Required Affiliated Business Disclosure Missing; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.
																		08/20/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	B	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000031	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI
Audited DTI of XXX% exceeds Guideline DTI of XXX% The Lender did not qualify the borrower at the greater of the start rate or fully indexed rate. Additionally, the Lender approved a DTI above XXX% even using the lower start rate payment. A blank, unsigned Exception is in file indicating "Expanded DTI".
															; ; ; ;	08/20/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) $XXX in reserves 3) borrower has owned departing XXX+ years.
																		08/20/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000031	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Rescinded	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
The Final 1003 and ATR/QM/Collateral Review indicate the Borrowers' departing residence is owned free and clear. Although property taxes, hazard insurance, and HOA have all been verified, there is no documentation in file verifying the retained previous residence has no liens.
															; ; ;	08/20/2025	Rescinding finding. HOI contained in the loan file confirms no mortgage is tied to this property.	08/20/2025		D	B	A	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000031	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Waived	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing	Borrower 1 IRS Transcripts Missing Per XXX 4.7 guidelines, personal tax returns must be supported by tax transcripts. Missing 2 years of personal tax transcripts to support.	; ; ;	08/20/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) $XXX in reserves 3) borrower has owned departing XXX+ years.
																		08/20/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	D	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000031	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Waived	FCRE1365	Credit	Borrower 2 IRS Transcripts Missing	Borrower 2 IRS Transcripts Missing Per XXX 4.7 guidelines, personal tax returns must be supported by tax transcripts. Missing 2 years of personal tax transcripts to support.	; ; ;	08/20/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) $XXX in reserves 3) borrower has owned departing XXX+ years.
																		08/20/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	D	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000031	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used is outside of XXX version 4.7 guidelines.	; ; ;	08/13/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) $XXX in reserves 3) borrower has owned departing XXX+ years.
																		08/13/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000033	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing. Cure Provide a copy of the signed disclosure.	; ; ; Document Uploaded. ; Documentation received, XXX to review.;	08/20/2025	Required Affiliated Business Disclosure Documentation Provided; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.	08/20/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum	D	B	B	A	D	B	D	B	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
400000033	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Waived	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing	Borrower 1 IRS Transcripts Missing The file contains the Borrowers' last 2 years signed 1040s. When personal tax returns are provided, IRS Transcripts are required.	; ; ;	08/20/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) mortgages paid as agreed since XXX.
																		08/20/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum	D	B	D	B	D	B	D	B	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
400000033	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Waived	FCRE1365	Credit	Borrower 2 IRS Transcripts Missing	Borrower 2 IRS Transcripts Missing The file contains the Borrowers' last 2 years signed 1040s. When personal tax returns are provided, IRS Transcripts are required.	; ; ;	08/20/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) mortgages paid as agreed since XXX.
																		08/20/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum	D	B	D	B	D	B	D	B	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
400000033	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Waived	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines The Lender grossed up the Borrowers' Social Security benefits by XXX%. The most recent tax return provided shows a portion of their benefits are taxable and can only be grossed up XXX% which would cause the Borrowers' DTI to exceed the maximum allowed of XXX%. Lender to provide evidence their SSI benefits are not taxable. Lender also used $XXX/mo as the Co-Borrower IRA Distribution. This is far more than the previous distributions shown on her statement of $XXX YTD through XXX, XXX. Lender Guidelines require require proof of receipt for XXX months of IRA Distributions and cannot be set up or changed solely for loan qualification which it appears is the case. There is a benefit letter provided stating the benefit will commence on XX/XX/XXXX and the most recent bank statement for the funds reflecting sufficient funds for XXX payments. Lender provided an Exception for the IRA Distribution income but it is for $XXX/mo vs $XXX/mo and cites that the borrowers meet the reserve requirement of XXX mos with XXX mos in the bank (not using the XXX funds used for income). GLs require 12 months reserves for subject loan size. Borrowers only have $XXX available for reserves/ PITI $XXX = XXX mos. Cash in hand from refi of $XXX is considered borrowed funds and cannot be used to meet the reserve requirement.
															; ; We will waive for B grade. Comp Factors: 1) XXX% LTV 2) $XXX in reserves 3) mortgages paid as agreed XX/XX/XXXX-XX/XX/XXXX; ; ; ;	08/20/2025	The lender waived the following exception with Comp Factors.	08/20/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum	D	B	C	B	D	B	D	B	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
400000033	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Waived	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI
Audited DTI of XXX% exceeds Guideline DTI of XXX% The Lender used the initial payment on the Note to qualify. The subject is a 7 year ARM which requires the borrower to be qualified using the greater of the fully indexed rate of the Note rate.
															; ; ; ;	08/20/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) mortgages paid as agreed since XXX.
																		08/20/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum	D	B	C	B	D	B	D	B	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
400000033	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Waived	FCRE1199	Credit	Audited Loan Amount is greater than Guideline Maximum Loan Amount
Audited Loan Amount of $XXX is greater than the Guideline Maximum Loan Amount of $XXX The Borrowers' lowest middle score is XXX, and the subject transaction is a cash-out refinance of a primary residence. The only program that allows for a score below XXX under these parameters has a maximum loan amount of $XXX.
															; ; ; ;	08/20/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) mortgages paid as agreed since XXX.
																		08/20/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum	D	B	C	B	D	B	D	B	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
400000033	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Waived	FCRE3843	Credit	Guideline Seasoning not Met
 The required number of months reserves are to be seasoned does not meet Guideline requirement. The subject loan size of $XXX requires 12 months reserves. Borrowers only have $XXX available for reserves/ PITI $XXX = XXX mos. Cash in hand from refi of $XXX is considered borrowed funds and cannot be used to meet the reserve requirement. The Lender's ATR/QM/Collateral review and income Exception in file both indicate they meet the reserve requirement of 6 months which does not match XXX Eligibility Program v4.7 effective 04.14.2025.
															; ; ;	08/20/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) mortgages paid as agreed since XXX.
																		08/20/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum	D	B	D	B	D	B	D	B	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
400000033	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Appraisal was not completed for the subject transaction. Initial appraisal was performed on XX/XX/XXXX with a XXX update dated XX/XX/XXXX.	; ; ;	08/20/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) mortgages paid as agreed since XXX.
																		08/20/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum	D	B	C	B	D	B	D	B	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
400000033	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX.	; ; ;	08/20/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) mortgages paid as agreed since XXX.
																		08/20/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum	D	B	C	B	D	B	D	B	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
400000033	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FPRO1243	Property	Second Appraisal is Missing	Second Appraisal Is Required and is Missing. Second full appraisal is required due to loan amount and purpose.
; ; We will waive the condition below. Comp Factors: 1) XXX% LTV 2) XXX FICO 3) mortgages paid as agreed since 2019; ; Documentation received, XXX to review.; Document Uploaded. ; Seller to comment if 2nd appraisal was completed. ;
08/20/2025
The lender waived the following exception with Comp Factors.; An appraisal updated/recertification of value has been provided. XXX guide 4.7 requires two full independent appraisals for refinances equal to or over $XXX.
																		08/20/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum	D	B	D	B	D	B	D	B	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
400000033	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for transaction is outside of XXX version 4.7 guidelines	; ; ;	08/15/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) mortgages paid as agreed since XXX.
																		08/15/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum	D	B	C	B	D	B	D	B	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
400000035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing. Cure - Provide a copy of the disclosure.	; ; Documentation received, XXX to review.; Document Uploaded. ;	08/21/2025
Required Affiliated Business Disclosure Documentation Provided; Required Affiliated Business Disclosure Missing; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.
																		08/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	B	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/02/2025	Waived	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines Lender utilized a more aggressive asset depletion calculation then required for the XXX version 4.7 program. Lender used total available assets of $XXX with a 180 amortization at XXX% for $XXX. XXX requirement of 360 months at XXX% results in a usable amount of $XXX
															; ; ; ;	08/20/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose and notes the gap in their guideline updates: 1) XXX% DTI 2) XXX FICO 3) XXX% LTV.
																		08/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/02/2025	Waived	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Borrower's XPN file is frozen and no credit score was reported which is not acceptable per program guide	; ; waiver to be applied nothing for XXX to cure;	08/20/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% DTI 2) XXX FICO 3) XXX% LTV.	08/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/02/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX	; Documentation received, XXX to review.; Document Uploaded. ; ;	08/15/2025	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	08/19/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	B	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for transaction is outside of XXX version 4.7 guidelines	; ; ;	08/14/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% DTI 2) XXX FICO 3) XXX% LTV.	08/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing
Borrower 1 IRS Transcripts Missing The files contain signed 2022 & 2023 personal 1040s and signed 2022 & 2023 S Corp Tax Returns (1120-S). The file is missing all corresponding transcripts as required by XXX Program Eligibility Guides v4.7, effective 04.14.2025.
															; ; ; ; ;	09/04/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% DTI 2) XXX FICO 3) borrower has been XXX years on job.
																		09/04/2025	Qualifying DTI below max allowed. Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	D	B	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance
Third Party Valuation Product Not Provided or Not Provided Within Tolerance. The subject UCDP report in file dated XX/XX/XXXX contain a CU score of XXX which requires a Third Party Review Valuation. The AUS (DU) in file also reflects this score. The required Third Party Valuation Product has not been provided.
															; Documentation received, XXX to review.; Document Uploaded. ; Seller to provide CDA ;	09/04/2025	Third party valuation product provided within tolerance.	09/04/2025	Qualifying DTI below max allowed. Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	C	A	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing. Cure - Provide a copy of the disclosure.	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	08/21/2025	Required Affiliated Business Disclosure Documentation Provided; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.	09/04/2025	Qualifying DTI below max allowed. Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	B	A	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM indexed used for transaction is outside of XXX version 4.7 guidelines	; ; ;	08/13/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% DTI 2) XXX FICO 3) borrower has been XXX years on job.
																		08/13/2025	Qualifying DTI below max allowed. Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	C	B	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000039	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Waived	FCRE1441	Credit	Delinquent Credit History Does Not Meet Guideline Requirements
Delinquent Credit History Does Not Meet Guideline Requirements Credit report reflects 1x30 on the borrower's primary mortgage on XX/XX/XXXX. LOE in file addressing reason for delinquency. XXX 4.7 program requires 0x30x24 for mortgage payment history
															; ; ; ;	08/20/2025
Thank you!
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) XXX% LTV 3) $XXX in reserves.
08/20/2025
Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum
																				D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000039	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Waived	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines File does not contain required tax transcripts and/or executed returns	; ; ; ; ; ;	08/20/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) XXX% LTV 3) $XXX in reserves.	08/20/2025
Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum
																				D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000039	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Waived	FCRE1354	Credit	Borrower 2 Tax Returns Not Signed	Borrower 2 Tax Returns Not Signed All years of tax returns were not signed, and no transcripts were provided.	; ; Taxes are not signed. Seller to provide signed tax returns or tax transcripts. ; ; ;	08/20/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) XXX% LTV 3) $XXX in reserves.	08/20/2025
Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum
																				D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000039	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Waived	FCRE1365	Credit	Borrower 2 IRS Transcripts Missing	Borrower 2 IRS Transcripts Missing Tax transcripts are required to support all personal tax returns used in qualifying	; ; Taxes are not signed. Seller to provide signed tax returns or tax transcripts. ; ; ;	08/20/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) XXX% LTV 3) $XXX in reserves.	08/20/2025
Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum
																				D	B	D	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000039	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Waived	FCRE1324	Credit	Borrower 1 Tax Returns Not Signed	Borrower 1 Tax Returns Not Signed All years of tax returns were not signed, and no transcripts were provided.	; Taxes are not signed. Seller to provide signed tax returns or tax transcripts. ; ; ; ;	08/20/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) XXX% LTV 3) $XXX in reserves.	08/20/2025
Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum
																				D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000039	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Waived	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI
Audited DTI of XXX% exceeds Guideline DTI of XXX% The maximum DTI for the XXX program version 4.7 is XXX% for a ARM loan. The qualifying terms for a 7 year ARM is the greater of the fully indexed rate or the note rate.
															; ; ; ;	08/20/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) XXX% LTV 3) $XXX in reserves.	08/20/2025
Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum
																				D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000039	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing. Cure - Provide a copy of the disclosure.	; ; Documentation received in XXX review.; Document Uploaded. ; ;	08/20/2025	Required Affiliated Business Disclosure Documentation Provided; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.	08/20/2025
Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum
																				D	B	B	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000039	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2025	Waived	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing	Borrower 1 IRS Transcripts Missing Tax transcripts are required to support all personal tax returns used in qualifying	; Taxes are not signed. Seller to provide signed tax returns or tax transcripts. ; ; ;	08/20/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) XXX% LTV 3) $XXX in reserves.	08/20/2025
Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum
																				D	B	D	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000039	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	One year ARM index is outside of XXX guidelines.	; ;	08/14/2025
Thank you!
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) XXX% LTV 3) $XXX in reserves.
08/14/2025
Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum
																				D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000041	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing. Cure - Provide a copy of the disclosure.	; ; Document received. In XXX review. ; Document Uploaded. ;	08/21/2025
Required Affiliated Business Disclosure Documentation Provided; Required Affiliated Business Disclosure Missing; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.
08/21/2025
Borrower has stable job time

Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum
																				D	B	B	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000041	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/03/2025	Waived	FCRE1200	Credit	Audited Loan Amount is less than Guideline Minimum Loan Amount	Audited Loan Amount of $XXX is less than the Guideline Minimum Loan Amount of $XXX XXX 4.7 Guide minimum loan amount for ARM loans is $XXX	; ; ;	08/20/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) borrower has XXX+ years on job.
08/20/2025
Borrower has stable job time

Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum
																				D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000041	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing	Borrower 1 IRS Transcripts Missing Per XXX 4.7 guidelines, personal tax returns must be supported by tax transcripts. Missing 2 years of personal tax transcripts to support.	; ;	08/20/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) borrower has XXX+ years on job.
08/20/2025
Borrower has stable job time

Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum
																				D	B	D	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000041	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for transaction is outside of XXX version 4.7 guidelines	; ; ; ;	08/14/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) borrower has XXX+ years on job.
08/14/2025
Borrower has stable job time

Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum
																				D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000043	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Waived	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing required personal tax transcripts and profit and loss statements for all BFS sources.	; ; ; ;	09/03/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% DTI 2) XXX FICO 3) borrower has been on job XXX+ years.
																		09/03/2025	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum	D	B	C	B	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000043	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Waived	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Borrower 1 Trans Union credit report is frozen and did not provide a score, which is not allowed per XXX v4.7 guidelines.	; ; ;	09/03/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% DTI 2) XXX FICO 3) borrower has been on job XXX+ years.
																		09/03/2025	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum	D	B	C	B	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000043	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.		09/03/2025
Property Inspection Provided.; Major DIsaster declaration declared XX/XX/XXXX for sever storms, straight line winds flooding for subject location, missing required post disaster inspection to confirm no damage.
																		09/03/2025	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum	D	B	C	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000043	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	FPRO0383	Property	FEMA Post Disaster Inspection Report not Provided	The subject property is a FEMA disaster case; however, the inspection report was not provided.	; Documentation received, XXX to review.; Document Uploaded. ; Seller to provide post disaster report. XXX declared XX/XX/XXXX.	09/03/2025	FEMA Post Disaster Inspection report was provided.	09/03/2025	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum	D	B	D	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000043	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. The initial CD is missing from the file. The disclosure tracking indicates a CD was sent and received on XX/XX/XXXX but it was not included in the file for testing.

; Document Uploaded. ; Documentation received, XXX to review.; Please see updated condition. File does not contain a copy of the Cd dated XX/XX/XXXX; provide for review; Document Uploaded. ; Documentation received, XXX to review.; ;
																08/22/2025	Initial Cd receipt date provided; Exception resolved; File does not contain a copy of the Cd dated XX/XX/XXXX; provide for review	08/22/2025	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum	D	B	C	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000043	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	08/21/2025	Required Affiliated Business Disclosure Documentation Provided; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.	08/21/2025	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum	D	B	B	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000043	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for transaction is out of XXX version 4.7 guidelines	; ; ;	08/14/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% DTI 2) XXX FICO 3) borrower has been on job XXX+ years.
																		08/14/2025	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum	D	B	C	B	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000045	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Resolved	FCRE5771	Credit	Borrower 2 Credit Report is Missing	Borrower 2 Credit Report is Missing. Credit Report must be provided for Borrower 2. Unable to confirm Borrower 2 meets all program criteria, without the credit report in file.	; ; ; ; Document Uploaded. ; ;	09/04/2025	Credit report received, exception resolved. ; Borrower 2 Credit Report is not missing.	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	D	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000045	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Resolved	FCRE5770	Credit	Borrower 1 Credit Report is Missing	Borrower 1 Credit Report is Missing. Credit Report must be provided for Borrower 1. Unable to confirm Borrower 1 meets all program criteria, without the credit report in file.	; ; ; ; Document Uploaded. ; ;	09/04/2025	Credit report received, exception resolved. ; Borrower 1 Credit Report is not missing.	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	D	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000045	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing	; ; Document Uploaded. ; ;	08/21/2025
Required Affiliated Business Disclosure Documentation Provided; Required Affiliated Business Disclosure Missing; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.
																		08/21/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	B	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000045	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing two years of tax transcripts required to support 2 years of personal tax returns used in qualifying.	; ; ; ; ;	08/20/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) $XXX in reserves 3) XXX5% DTI.	08/20/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000045	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM Index used for this transaction is outside of XXX version 4.7 guidelines.	; ; ;	08/12/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) $XXX in reserves 3) XXX5% DTI.	08/12/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000047	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Resolved	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Missing required CDA/CCA when CU score is greater than 2.5. Provided CU score is 2.6.
In XXX Review. ; Document Uploaded. ; Please see updated condition. Final cert uploaded. Need CDA/secondary support to confirm appraisal value as CU score is over 2.5. ; Documentation received, XXX to review.; Document Uploaded. ; Seller to provide acceptable CDA ;
09/05/2025
Property/Appraisal Meets Guidelines; Per XXX guide version 4.7 a CDA ordered from XXX, or Consolidated Collateral Analysis (CCA) is required to support the value of the appraisal when UCDP score exceeds 2.5
																		09/05/2025	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum	C	B	C	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000047	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% XXX version 4.7 guidelines require the greater of the fully indexed rate or the Note rate.	; ; ; ;	09/05/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) borrower has been on job XXX+ years 2) XXX FICO 3) mortgages paid as agreed since XXX.
																		09/05/2025	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum	C	B	C	B	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000047	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing. Cure - Provide a copy of the disclosure.	; ; Documentation received, XXX to review.; Document Uploaded. ;	08/20/2025	Required Affiliated Business Disclosure Documentation Provided	09/05/2025	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum	C	B	B	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000047	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed the comparable charges ($XXX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The 10% tolerance violation in the amount of $XXX is due to increase from in Title - Escrow fee. The COC in file is not clear, provide clarification on reason for increase or cure package required
															; ;	08/20/2025	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved	08/20/2025	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum	C	B	C	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000047	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for transaction is outside XXX version 4.7 guidelines.	; ; ;	08/14/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) borrower has been on job XXX+ years 2) XXX FICO 3) mortgages paid as agreed since XXX.
																		08/14/2025	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum	C	B	C	B	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000049	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing. Cure - Provide a copy of the disclosure.	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	08/21/2025
Required Affiliated Business Disclosure Documentation Provided; Required Affiliated Business Disclosure Missing; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.
08/21/2025
Qualifying FICO is Greater than the Guideline Minimum

Borrower has stable job time

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum
																				D	B	B	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000049	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/02/2025	Waived	FCRE1330	Credit	Borrower 1 Paystubs Missing	Borrower 1 Paystubs Missing Per XXX 4.7 program guide current paystubs with YTD earnings is required	; ; ; ; ;	08/20/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) XXX% DTI.	08/20/2025
Qualifying FICO is Greater than the Guideline Minimum

Borrower has stable job time

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum
																				D	B	D	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000049	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/02/2025	Waived	FCRE1360	Credit	Borrower 2 Paystubs Missing	Borrower 2 Paystubs Missing Per XXX 4.7 program guide current paystubs with YTD earnings is required	; ; ; ;	08/20/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) XXX% DTI.	08/20/2025
Qualifying FICO is Greater than the Guideline Minimum

Borrower has stable job time

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum
																				D	B	D	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000049	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/02/2025	Waived	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing required paystubs with YTD earnings	; ; ; ;	08/20/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) XXX% DTI.	08/20/2025
Qualifying FICO is Greater than the Guideline Minimum

Borrower has stable job time

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum
																				D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000049	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/02/2025	Waived	FCRE1200	Credit	Audited Loan Amount is less than Guideline Minimum Loan Amount	Audited Loan Amount of $XXX is less than the Guideline Minimum Loan Amount of $XXX Loan amount is less than the minimum requirement of $XXX for XXX versions 4.7 program	; ; ; ; ;	08/20/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) XXX% DTI.	08/20/2025
Qualifying FICO is Greater than the Guideline Minimum

Borrower has stable job time

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum
																				D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000049	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for transaction is outside of XXX version 4.7 guidelines	; ; ; ;	08/12/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) XXX% DTI.	08/12/2025
Qualifying FICO is Greater than the Guideline Minimum

Borrower has stable job time

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum
																				D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000051	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/04/2025	Cured	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed the comparable charges ($XXX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The 10% tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the  addition of the Closing Protection Letter, increase to the Title Endorsement fee and Title Signing Fee.  The cure provided for $XXX was not sufficient.
															; ; Documentation received, XXX to review.; Document Uploaded. ; ; ;	09/04/2025	Cure packages provided to the borrower; exception downgraded to a 2/B	09/04/2025
Original LTV is Below the Guideline Maximum

Borrower has stable job time

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum
																				D	B	C	B	D	B	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000051	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/04/2025	Waived	finding-3430	Compliance	Qualified Mortgage Safe Harbor Threshold
This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered transaction. Lona closed as QM Presumption of Compliance. XXX 4.7 allows HPCT on 5/6 ARM, the subject loan is 5/1 ARM.
															; ; ; ; Document Uploaded. ; Documentation received in XXX review.;	09/04/2025
Client acknowledges EV2/B finding. Exception status changed to Waived per client’s email request.; Client acknowledges EV2/B finding. Exception status changed to Waived per client’s email request.; Privacy policy provided did not resolve the exception. Loan is considered a higher priced covered transaction.
09/04/2025
Original LTV is Below the Guideline Maximum

Borrower has stable job time

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum
																				D	B	B	B	D	B	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000051	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/05/2025	Waived	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Max DTI XXX% for ARM. Loan was approved with DTI of XXX%.	; ; ;	09/04/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) borrower has been on job XXX+ years.
09/04/2025
Original LTV is Below the Guideline Maximum

Borrower has stable job time

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum
																				D	B	C	B	D	B	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000051	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/06/2025	Waived	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing	Borrower 1 IRS Transcripts Missing XXX program requires tax transcripts for all 1040s used for income calclation.	; ; ;	09/04/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) borrower has been on job XXX+ years.
09/04/2025
Original LTV is Below the Guideline Maximum

Borrower has stable job time

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum
																				D	B	D	B	D	B	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000051	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/05/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Fannie Mae UCDP score of 2.6, a third party valuation is required	; Documentation received, XXX to review.; Document Uploaded. ; Seller to provide CDA ;	09/04/2025	Third party valuation product provided within tolerance.	09/04/2025
Original LTV is Below the Guideline Maximum

Borrower has stable job time

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum
																				D	B	C	A	D	B	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000051	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/04/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing. Cure - Provide a copy of the disclosure.	; ;	08/21/2025	Required Affiliated Business Disclosure Documentation Provided; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.	09/04/2025
Original LTV is Below the Guideline Maximum

Borrower has stable job time

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum
																				D	B	B	A	D	B	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000051	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/06/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for this transaction is outside of XXX version 4.7 guidelines	; ; ;	08/14/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) borrower has been on job XXX+ years.
08/14/2025
Original LTV is Below the Guideline Maximum

Borrower has stable job time

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum
																				D	B	C	B	D	B	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000053	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing. Cure - Provide a copy of the disclosure.	; ; Documentation received in XXX review.; Document Uploaded. ;	08/21/2025
Required Affiliated Business Disclosure Documentation Provided; Required Affiliated Business Disclosure Missing; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.
																		08/21/2025	Qualifying FICO is Greater than the Guideline Minimum	C	B	B	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000053	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/02/2025	Waived	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Loan DTI exceeds XXX version 4.7 of XXX%	; ; ; ;	08/20/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) $XXX in reserves 3) borrower has been in the same line of work XXX years.
																		08/20/2025	Qualifying FICO is Greater than the Guideline Minimum	C	B	C	B	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000053	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for transaction is outside of XXX version 4.7 guidelines	; ; ;	08/14/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) $XXX in reserves 3) borrower has been in the same line of work XXX years.
																		08/14/2025	Qualifying FICO is Greater than the Guideline Minimum	C	B	C	B	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000055	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing.	; ; Documentation received in XXX review.; Document Uploaded. ; ;	08/20/2025
Required Affiliated Business Disclosure Documentation Provided; Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing. ; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates. ; Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing.
																		08/20/2025	Borrower has stable job time Qualifying DTI below max allowed. Qualifying FICO is Greater than the Guideline Minimum	D	B	B	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000055	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Waived	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing	Borrower 1 IRS Transcripts Missing The Borrower's signed 2023 and 2024 1040s have been provided. However, the required corresponding IRS transcripts have not been provided.	; ; ; ;	08/20/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) XXX% DTI 3) borrower has XXX+ years on job.; Borrower 1 IRS Transcripts Missing The Borrower's signed XXX and XXX 1040s have been provided. However, the required corresponding IRS transcripts have not been provided.
																		08/20/2025	Borrower has stable job time Qualifying DTI below max allowed. Qualifying FICO is Greater than the Guideline Minimum	D	B	D	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000055	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for transaction is outside of XXX version 4.7 guidelines.	; ; ; ;	08/13/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) XXX% DTI 3) borrower has XXX+ years on job.
																		08/13/2025	Borrower has stable job time Qualifying DTI below max allowed. Qualifying FICO is Greater than the Guideline Minimum	D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000057	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Waived	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Missing required 12 month VOR for renters per XXX 4.7 guidelines	; ; ;	08/22/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) XXX% DTI 3) borrower has been in the same line of work XXX+ years.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Missing required 12 month VOR for renters per  XXX 4.7 guidelines
																		08/22/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	D	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000057	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. The initial CD is missing from the loan file.  The earliest CD in the loan file was issued on XX/XX/XXXX and signed at consummation.  The disclosure tracking summary shows a CD was provided to the consumer on XX/XX/XXXX but that was not provided in the file

; Document Uploaded. ; Documentation received, XXX to review.; Please see updated condition. File does not contain a copy of the CD dated XX/XX/XXXX; provide for review; Document Uploaded. ; Documentation received, XXX to review.; ;
																08/22/2025	Initial Cd & receipt date provided; Exception resolved; File does not contain a copy of the CD dated XX/XX/XXXX; provide for review	08/22/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	C	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000057	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing.	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	08/21/2025
Required Affiliated Business Disclosure Documentation Provided; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates. ; Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing.
																		08/21/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	B	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000057	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for transaction is outside of XXX version 4.7 guidelines.	; ; ; ;	08/14/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) XXX% DTI 3) borrower has been in the same line of work XXX+ years.
																		08/14/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	C	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000059	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Resolved	FCRE1764	Credit	Missing Verification of Mortgage
The file contains an LOX from the Borrowers stating a loan inquiry dated XX/XX/XXXX from the subject Lender was "for the HELOC on our current house". The Final 1003 indicates that their departing residence is owned free and clear. Verification that no new mortgage has been opened against that property is required. DTI may need to be re-evaluated.
															; Document Uploaded. Additional documentation received, XXX to review.; Documentation received, XXX to review.; Document Uploaded. ; ; ;	08/29/2025	Credit supplement confirms $XXX balance on XXX XXX.	08/29/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	D	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000059	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Resolved	FCRE5771	Credit	Borrower 2 Credit Report is Missing
Borrower 2 Credit Report is Missing. The credit report in file does not contains the co-borrower's credit profile. Additionally, the credit score used on the 1008 does not match the primary borrower's lowest middle score provided. Further review required upon receipt of the co-borrower's credit report.
															; ; Documentation received, XXX to review.; Document Uploaded. ; ;	08/29/2025	Credit report provide, exception resolved. ; Borrower 2 Credit Report is not missing.	08/29/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	D	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000059	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	08/21/2025	Required Affiliated Business Disclosure Documentation Provided; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.	08/29/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	B	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000059	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Resolved	FCRE1364	Credit	Borrower 2 Executed 4506-T Missing
Borrower 2 Executed 4506-T Missing The Co-Borrower is on the 1040s in file and the K-1s for a partnership loss used to calculate qualifying income. However, the required signed 4506-C for the Co-borrower has not been provided.
															; – The co-borrower has no income listed on the URLA and the loan closed in the borrower’s names and not in the name of a LLC. Seller rebuttal in XXX review. ; ;	08/22/2025	Borrower 2 Executed 4506-T Provided or Not Applicable (Number of Borrowers equals 2)	08/29/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	D	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000059	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM indexed used for transaction is outside of XXX version 4.7 guidelines.	; ; ;	08/13/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) borrower has been on job XXX+ years.	08/13/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000061	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing.	; ; Documentation received in XXX review.; Document Uploaded. ;	08/20/2025
Required Affiliated Business Disclosure Documentation Provided; Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing. ; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates. ; Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing.
08/20/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
																				C	B	B	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000061	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for transaction is outside of XXX version 4.7 guidelines.	; ; ;	08/14/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX% DTI 3) XXX FICO.	08/14/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
																				C	B	C	B	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000063	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Waived	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing
Borrower 1 IRS Transcripts Missing Per XXX Program Eligibility Guide v4.7, when 2 years personal tax returns are used to qualify income, then the 2 years of tax transcripts are required to support the tax returns. Borrower’s 2 years of personal tax transcripts were not provided to support.
															; ;	08/25/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) 787 FICO 2) borrower has been on job 4+ years 3) $2,507,295 in reserves.
																		08/25/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	D	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000063	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present.	; ;	08/25/2025	Complete credit report provided, exception resolved. ; Borrower 1 Credit Report is not partially present.	08/25/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	C	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000063	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Resolved	FCRE7495	Credit	Verification of Borrower Liabilities Missing or Incomplete	Missing documentation to confirm XXX Acct# XXX is paid by the borrower's business.	; Documentation received, XXX to review.; Document Uploaded. ;	08/25/2025	Lender provided XXX months bank statements to show business pays the liability. Exception resolved.	08/25/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	D	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000063	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing.	; ; Documentation received, XXX to review.; Document Uploaded. ;	08/21/2025	Required Affiliated Business Disclosure Documentation Provided; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.	08/21/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	B	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000063	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for the transaction is outside of XXX version 4.7 guidelines.	;	08/14/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) borrower has been on job XXX+ years 3) $XXX in reserves.
																		08/14/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000065	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing.	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	08/20/2025
Required Affiliated Business Disclosure Documentation Provided; Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing. ; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates. ; Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing.
08/20/2025
Borrower has stable job time

Original LTV is Below the Guideline Maximum

Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
																				D	B	B	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000065	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Waived	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing	Borrower 1 IRS Transcripts Missing	; ; ; ; XXX to opine if they require or XXX to process waiver ;	08/20/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: Comp Factors: 1) borrower has been same job XXX+ years 2) XXX FICO 3) XXX% LTV.
08/20/2025
Borrower has stable job time

Original LTV is Below the Guideline Maximum

Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
																				D	B	D	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000065	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Resolved	FCRE1324	Credit	Borrower 1 Tax Returns Not Signed	Borrower 1 Tax Returns Not Signed 2024 and 2023 Business tax returns are not signed.	; Documentation received, XXX to review.; Document Uploaded. ; ;	08/18/2025	Borrower 1 Tax Returns Are Signed; Borrower 1 Tax Returns Not Signed XXX and XXX Business tax returns are not signed.	08/19/2025
Borrower has stable job time

Original LTV is Below the Guideline Maximum

Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
																				D	B	C	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000065	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for transaction is outside XXX version 4.7 guidelines.	; ; ; ;	08/11/2025
Waived per client request. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: Comp Factors: 1) borrower has been same job XXX+ years 2) XXX FICO 3) XXX% LTV.

08/11/2025
Borrower has stable job time

Original LTV is Below the Guideline Maximum

Qualifying FICO is Greater than the Guideline Minimum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
																				D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000067	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	08/20/2025
Required Affiliated Business Disclosure Documentation Provided; Required Affiliated Business Disclosure Missing; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.
																		08/20/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	C	B	B	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000067	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Waived	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI
Audited DTI of XXX% exceeds Guideline DTI of XXX% Per XXX Program Eligibility Guide v4.7, maximum DTI for 2nd home purchase that is an ARM loan is XXX%. DTI of XXX% exceeds the guideline maximum of XXX%.
															; ;	08/20/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO, 2) borrower has been in the same line of work XXX years, 3) borrower has owned primary XXX+ years.; Audited DTI of XXX% exceeds Guideline DTI of XXX%
																		08/20/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	C	B	C	B	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000067	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/05/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for the transaction is outside of XXX version 4.7 guidelines.	; ; ; ;	08/12/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: XXX FICO, borrower has been in the same line of work XXX years, the borrower has owned primary XXX+ years.
																		08/12/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	C	B	C	B	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000069	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/05/2025	Waived	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines Missing two years tax transcripts for personal tax returns as required when tax returns are used to document borrower’s income, 1040s were need to calculate the percentage of gross up for SSI retire and pension history per XXX Program Eligibility Guide v4.7.
															; ; ; ;	08/22/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) $XXX in reserves 3) borrower has owned subject XXX years.
																		08/22/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	C	B	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000069	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/05/2025	Waived	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Per XXX Program Eligibility Guide v4.7, the maximum DTI for ARMs loans is XXX%, and the subject DTI is XXX%.	; ; ; ;	08/22/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) $XXX in reserves 3) borrower has owned subject XXX years.
																		08/22/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	C	B	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000069	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/06/2025	Waived	finding-3430	Compliance	Qualified Mortgage Safe Harbor Threshold
This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered transaction. Loan is considered a higher priced covered transaction
															; ; ;	08/22/2025	Client accepts and acknowledges EV2/B finding. Per client request, waive for B grade on this trade.	08/22/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	B	B	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000069	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/06/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing. Cure - Provide a copy of the disclosure.	; ; Document Uploaded. ; Documentation received, XXX to review.;	08/21/2025	Required Affiliated Business Disclosure Documentation Provided; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.	08/22/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	B	A	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000069	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/06/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. The earliest CD in the loan file was issued XX/XX/XXXX and signed at consummation. The mavent shows an initial CD was provided on XX/XX/XXXX however that document was not found in file.

; ; Document Uploaded. ; Documentation received, XXX to review.; Please see updated condition. The file did not contain a copy of the CD dated XX/XX/XXXX, please provide for review; ; Document Uploaded. ; Documentation received, XXX to review.; ;
																08/21/2025	Initial CD provided; Exception resolved; The file did not contain a copy of the CD dated XX/XX/XXXX, please provide for review	08/21/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	C	A	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000069	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/05/2025	Resolved	FCRE2109	Credit	Missing Lender Income Calculation Worksheet	Missing required worksheet detailing income calculation.	; Documentation received, XXX to review.; Document Uploaded. ; ;	08/20/2025	Income calculation provided	08/20/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	D	A	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000069	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/05/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	Index type is One-Year Treasury, which is an ineligible product type per XXX Program Eligibility Guide v4.7.	; ;	08/14/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) $XXX in reserves 3) borrower has owned subject XXX years.
																		08/14/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	C	B	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000071	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Waived	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines Loan file is missing the following documentation: 1) copies of 2024 extensions for both personal and business tax returns, 2) two years business tax returns along with 2024 and YTD profit and loss statements for XXX, 3) 2024 and YTD profit and loss statements for Consulting reported on Schedule C, 4) 2023 and 2022 W-2s for XXX, 5) signed YTD profit and loss statement for Manager Services and 6) two years personal and business tax transcripts.
															; ; ;	09/02/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% DTI 2) XXX% LTV 3) XXX FICO.	09/02/2025	Borrower has stable job time Qualifying DTI below max allowed.	D	B	C	B	D	B	D	A	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000071	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Waived	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing	Borrower 1 IRS Transcripts Missing XXX program requires all 1040s to signed and transcripts are to be provided.	; ; ;	09/02/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% DTI 2) XXX% LTV 3) XXX FICO.	09/02/2025	Borrower has stable job time Qualifying DTI below max allowed.	D	B	D	B	D	B	D	A	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000071	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Waived	FCRE1324	Credit	Borrower 1 Tax Returns Not Signed	Borrower 1 Tax Returns Not Signed XXX program requires all 1040s to signed and transcripts are to be provided.	; ; ;	09/02/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% DTI 2) XXX% LTV 3) XXX FICO.	09/02/2025	Borrower has stable job time Qualifying DTI below max allowed.	D	B	C	B	D	B	D	A	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000071	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Resolved	FPRO0383	Property	FEMA Post Disaster Inspection Report not Provided
The subject property is a FEMA disaster case; however, the inspection report was not provided. The subject property is located in FEMA Declared Disaster Area with no subsequent property Inspection in the file. FEMA declared XXX in a Disaster Area (XXX, XXX, and XXX) on XX/XX/XXXX with an incident start date of XX/XX/XXXX and end date of XX/XX/XXXX.  Please provide a post disaster inspection confirming the subject did not sustain any damage.
															; Documentation received, XXX to review.; Document Uploaded. ;	09/02/2025	Client provided 1004D dated XX/XX/XXXX as PDI. The 1004D indicates that the subject did not have any flood damage. ; FEMA Post Disaster Inspection report was provided.	09/02/2025	Borrower has stable job time Qualifying DTI below max allowed.	D	B	D	A	D	B	D	A	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000071	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: missing Affiliated Business Disclosure	; ; Document received. In XXX review. ; Document Uploaded. ;	08/21/2025	Required Affiliated Business Disclosure Documentation Provided; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.	09/02/2025	Borrower has stable job time Qualifying DTI below max allowed.	D	B	B	A	D	B	D	A	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000071	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Resolved	FCRE9549	Credit	Missing Credit Report Supplement	Missing a copy of the finance agreement with the terms of the loan with XXX not reported on the credit report or credit supplement verifying payment of $XXX.	; Documentation received, XXX to review.; Document Uploaded. ;	08/20/2025	Sales contract for XXX XXX provided	08/20/2025	Borrower has stable job time Qualifying DTI below max allowed.	D	B	D	A	D	B	D	A	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000071	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	A 7/1 ARM, with an index of One-Year Treasury and a cap of 5/2/5, is not an eligible product per XXX Program Eligibility Guide v4.7.	; ; ; ;	08/14/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% DTI 2) XXX% LTV 3) XXX FICO.	08/14/2025	Borrower has stable job time Qualifying DTI below max allowed.	D	B	C	B	D	B	D	A	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000073	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	; ; ; Document Uploaded. ; Documentation received in XXX review.;	08/29/2025
Required Affiliated Business Disclosure Documentation Provided; Required Affiliated Business Disclosure Missing; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.
08/29/2025
Qualifying FICO is Greater than the Guideline Minimum

Original LTV is Below the Guideline Maximum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time
																				C	B	B	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000073	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Waived	FCRE1200	Credit	Audited Loan Amount is less than Guideline Minimum Loan Amount	Audited Loan Amount of $XXX is less than the Guideline Minimum Loan Amount of $XXX	; ; ;	08/29/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) borrower has been on job XXX+ years.
08/29/2025
Qualifying FICO is Greater than the Guideline Minimum

Original LTV is Below the Guideline Maximum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time
																				C	B	C	B	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000073	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Waived	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines 2023 1040s were not signed by the borrower, and the loan file does not contain required tax transcripts. Lender failed to provided sufficient explanation of rental income calculations and what amounts were included in DTI. Total expense for XXX appears to be the business location and was not included in DTI.
															; ; ; ; ;	08/29/2025
Loan file contains evidence that XXX was included on borrower's business balance sheet form 4562 of 1120S. Waived unsigned tax returns/missing tax transcripts per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) borrower has been on job XXX+ years.
08/29/2025
Qualifying FICO is Greater than the Guideline Minimum

Original LTV is Below the Guideline Maximum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time
																				C	B	C	B	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000073	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for transaction is outside of XXX version 4.7 guidelines.	; ; ; ;	08/14/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) borrower has been on job XXX+ years.
08/14/2025
Qualifying FICO is Greater than the Guideline Minimum

Original LTV is Below the Guideline Maximum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time
																				C	B	C	B	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000075	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	; ; Documentation received in XXX review.; Document Uploaded. ;	08/20/2025
Required Affiliated Business Disclosure Documentation Provided; Required Affiliated Business Disclosure Missing; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.
08/20/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.
																				D	B	B	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000075	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Waived	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing	Borrower 1 IRS Transcripts Missing Missing required transcripts for 1040s	; ; ;	08/20/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) $XXX in reserves.	08/20/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.
																				D	B	D	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000075	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for transaction is outside of XXX version 4.7 guidelines.	; ; ;	08/13/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) $XXX in reserves.	08/13/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.
																				D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000077	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/06/2025	Waived	finding-3430	Compliance	Qualified Mortgage Safe Harbor Threshold
This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered transaction.
															; ; ;	08/22/2025	Client accepts and acknowledges EV2/B finding. Per client request, waive for B grade on this trade.	08/22/2025
Borrower has stable job time

Original LTV is Below the Guideline Maximum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum
																				D	B	B	B	D	B	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000077	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/06/2025	Waived	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)
Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX due to qualifying rate not used by Lender and per 1008, Lender was only requiring 6 month reserves based on the subject. Per XXX Program Guides v4.7, reserve requirement is 12 months for the subject, 3 mos on subject for self-employed borrower, and an additional 3 mos of PITI for primary and other REO which are both financed.
															; ; ; ;	08/22/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) borrower has XXX+ years on the job.
08/22/2025
Borrower has stable job time

Original LTV is Below the Guideline Maximum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum
																				D	B	C	B	D	B	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000077	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/06/2025	Waived	FCRE1324	Credit	Borrower 1 Tax Returns Not Signed
Borrower 1 Tax Returns Not Signed The file contains 2 years of Borrower's personal tax returns (1040s) and 2 years 1120-Ss for each of the 3 businesses, plus 2 additional years for XXX (1120-S). None of the tax returns have been signed which is a requirement of XXX Program Guidelines v 4.7.
															; ; ; ; Seller to provide signed tax returns or tax transcripts ; ;	08/22/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) borrower has XXX+ years on the job.
08/22/2025
Borrower has stable job time

Original LTV is Below the Guideline Maximum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum
																				D	B	C	B	D	B	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000077	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/06/2025	Waived	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing	Borrower 1 IRS Transcripts Missing The Borrower's unsigned personal 1040s for 2022 & 2023 are in file. The required corresponding IRS transcripts have not been provided.	; ; ; ; ;	08/22/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) borrower has XXX+ years on the job.
08/22/2025
Borrower has stable job time

Original LTV is Below the Guideline Maximum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum
																				D	B	D	B	D	B	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000077	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/06/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	08/20/2025	Required Affiliated Business Disclosure Documentation Provided; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.	08/22/2025
Borrower has stable job time

Original LTV is Below the Guideline Maximum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum
																				D	B	B	A	D	B	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000077	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/06/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for transaction is outside of XXX version 4.7 guidelines.	; ; ; ;	08/14/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) borrower has XXX+ years on the job.
08/14/2025
Borrower has stable job time

Original LTV is Below the Guideline Maximum

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum
																				D	B	C	B	D	B	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000079	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Fannie UCDP score of 4.2 exceeds limit of 2.5, third party valuation required	; Documentation received, XXX to review.; Document Uploaded. ; Seller to provide CDA ;	09/04/2025	Third party valuation product provided within tolerance.	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	C	A	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000079	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Waived	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines XXX program requires all 1040s to be accompanied by transcripts.	; ; ;	09/04/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) $XXX in reserves.	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	C	B	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000079	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Waived	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing.	; ; ;	09/04/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) $XXX in reserves.	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	D	B	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000079	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Waived	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of XXX% The max LTV for a cash out transaction on a secondary residence up to $XXXM is XXX%	; ; ;	09/04/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) $XXX in reserves.	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	C	B	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000079	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing. Cure - Provide a copy of the disclosure.	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	08/21/2025	Required Affiliated Business Disclosure Documentation Provided; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	B	A	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000079	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index for this transaction is outside of XXX version 4.7 guidelines.	; ; ;	08/13/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) $XXX in reserves.	08/13/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	C	B	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000081	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Waived	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing
Borrower 1 IRS Transcripts Missing Missing two years personal and business tax transcripts as required per XXX Program Eligibility Guide v4.7. Please note that the 1040 transcripts must be provided, even if the returns are signed, to confirm the income reported.
															; ; ; ;	09/04/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) borrower has been on job XXX+ years 3) XXX% DTI.
																		09/04/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	D	B	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000081	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Waived	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements
Asset Qualification Does Not Meet Guideline Requirements Missing cash flow analysis using most recent three (3) months business statements to determine no negative impact to business as required per XXX Program Eligibility Guide v4.7.
															; ; ; ; XXX to opine if waiver is required due to guide differences	09/04/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) borrower has been on job XXX+ years 3) XXX% DTI.
																		09/04/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	C	B	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000081	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Waived	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)
Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. The Borrowers’ verified assets totaling $XXX do not cover required cash to close of $XXX, 12-months reserves of $XXX for the subject (9 months reserves for loan amount plus 3 months reserves for self-employed Borrowers) and 6-months reserves of $XXX for other financed REO, totaling $XXX.
															; ; ; ; guideline issue due to bulk- XXX to process exception	09/04/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) borrower has been on job XXX+ years 3) XXX% DTI.
																		09/04/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	C	B	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000081	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. CU Score is 2.9. Missing CDA/CCA as required when Fannie CU score exceeds 2.5 per XXX Program Eligibility Guide v4.7.	; Doc received. In XXX review. ; Document Uploaded. ; ;	09/04/2025	Third party valuation product provided within tolerance.	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	C	A	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000081	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Waived	FCRE1304	Credit	Income 1 Income Trend is Decreasing
Income 1 Income Trend is Decreasing The Borrowers’ income had declined from 2022 to 2023. The Lender granted an exception to allow the use of lower income from 2023 that declined more than XXX% due to relocation and birth of a child based on the following compensating factors: Strong ability to re-pay, FICO score is XXX and well established in their business.
															;	09/04/2025
The Lender granted an exception to allow the use of lower income from XXX that declined more than 35% due to relocation and birth of a child based on the following compensating factors: Strong ability to re-pay, FICO score is XXX and well established in their business.
																		09/04/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	C	B	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000081	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing.	; ; Documentation received, XXX to review.; Document Uploaded. ; ;	08/21/2025	Required Affiliated Business Disclosure Documentation Provided; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	B	A	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000081	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Resolved	FCRE1334	Credit	Borrower 1 Executed 4506-T Missing	Borrower 1 Executed 4506-T Missing Missing a Form 4506-T for Form 1040 required per XXX Program Eligibility Guide v4.7.	; Document Uploaded. ; Documentation received, XXX to review.;	08/20/2025	Borrower 1 Executed 4506-T Provided	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	D	A	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000081	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Resolved	FCRE2900	Credit	Borrower Non-US Citizen Identification Document Missing
Non XXX Borrower is missing Identification Document. Borrowers are XXX. File is missing verification of valid and eligible visas for both Borrowers that allow the XXX the right to work and live in the XXX as required per XXX Residential Eligibility Program Supplement v6.2.
															; Documentation received, XXX to review.; Document Uploaded. ;	08/20/2025	Borrower Identification Document provided.	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	D	A	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000081	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	A 7/1 ARM, with an index of One-Year Treasury and a cap of 5/2/5, is not an eligible product per XXX Program Eligibility Guide v4.7.	; ; ; XXX to process waiver	08/14/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) borrower has been on job XXX+ years 3) XXX% DTI.
																		08/14/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	D	B	C	B	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000083	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Waived	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing	Borrower 1 IRS Transcripts Missing Two years of tax transcripts to support personal tax returns as required per XXX 4.7 guidelines are not contained in the loan file.	; ;	09/04/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: XXX% LTV, XXX% DTI, XXX FICO.	09/04/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	B	D	B	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000083	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/08/2025	Waived	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX.	; ; ;	09/04/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: XXX% LTV, XXX% DTI, XXX FICO.	09/04/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	B	C	B	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000083	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	FVAL9739	Property	Property/Appraisal General
Property/Appraisal guideline violation:   Per XXX 4.7 guidelines, two full appraisals are required for refinance transactions greater than $XXX. Only one appraisal was provided for review. In addition, CU score is 4.4, and no additional secondary valuation was provided.

; Document Uploaded. ; Documentation received, XXX to review.; Document Uploaded. ; ; XXX to comment. Need to confirm only one appraisal required per XXX guidelines. Will need CDA to support appraisal.
																09/04/2025	Property/Appraisal Meets Guidelines	09/04/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	B	C	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000083	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Credit inquiry dated XX/XX/XXXX with XXX was not addressed.	; Documentation received, XXX to review.; Document Uploaded. ; Need confirmation no new debt/mortgage ;	08/15/2025	LOE for credit inquiry provided	08/15/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	B	D	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000083	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for transaction is outside of XXX version 4.7 guidelines	; ;	08/13/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: XXX% LTV, XXX% DTI, XXX FICO.	08/13/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	B	C	B	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000085	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Waived	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)
Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Insufficient Assets verified to meet the reserve requirement totaling $XXX. Per XXX Program Eligibility Guide v4.7, 24 months of reserves are required for a second home with a loan amount greater than $XXX which equals $XXX and 3 months reserves for the primary financed property with PITIA of $XXX are required equaling $XXX. Total reserves required equals $XXX and total assets verified post close of $XXX are insufficient to met the required reserves. Additional verified assets must be provided to meet the guidelines requirements.
															; ; ; XXX guide vs XXX- exceptions to be processed	09/04/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) XXX% DTI.	09/04/2025	Borrower has stable job time Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum	D	B	C	B	D	B	C	B	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
400000085	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Waived	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing
Borrower 1 IRS Transcripts Missing Per XXX Program Eligibility Guide v4.7, Borrowers employed by family require 2 years personal tax returns with 2 years tax transcripts. The Borrower is employed by his family and did provide 2 years of personal tax returns, however, the Borrower’s 2 years of tax transcripts were missing and must be provided to meet guidelines.
															; ; We will waive the condition below for B grade. Comp Factors: 1) XXX% LTV 2) XXX FICO 3) XXX% DTI; ; XXX to comment on whether their guides require - XXX to process exception based on response	09/04/2025	The lender waived the following exception with Comp Factors.	09/04/2025	Borrower has stable job time Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum	D	B	D	B	D	B	C	B	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
400000085	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/08/2025	Waived	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Missing second full appraisal required per loan amount.	; Documentation received, XXX to review.; Document Uploaded. ; ; ;	09/04/2025	Waived per client request. Client accepts risk for B grade and acknowledges that the Seller provided a post-close CDA with 0 variance.	09/04/2025	Borrower has stable job time Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum	D	B	C	B	D	B	C	B	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
400000085	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing.	; ; Documentation received in XXX review.; Document Uploaded. ; ;	08/21/2025	Required Affiliated Business Disclosure Documentation Provided; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.	09/04/2025	Borrower has stable job time Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum	D	B	B	A	D	B	C	B	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
400000085	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for the transaction is outside of XXX version 4.7 guidelines.	; ; nothing from XXX. XXX to waive in	08/12/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) XXX% DTI.	08/12/2025	Borrower has stable job time Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum	D	B	C	B	D	B	C	B	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
400000087	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	; ; ; Document received. In XXX review. ; Document Uploaded. ; ;	08/21/2025
Required Affiliated Business Disclosure Documentation Provided; Required Affiliated Business Disclosure Missing; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.
																		08/21/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	B	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000087	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Borrower 3 signed the Deed of Trust on XX/XX/XXXX, which was after the disbursement date of XX/XX/XXXX.	; Documentation received, XXX to review.; Document Uploaded. ; Need PCCD updating closing information with LOE and proof of delivery. ; ; XXX to opine	08/20/2025	The Deed of Trust is Present and Complete	08/20/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	D	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000087	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Waived	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements
Housing History Does Not Meet Guideline Requirements The file consists of 3 borrowers who are purchasing a 2nd home. All 3 borrowers are first time home buyers and the loan applications indicate each borrower is renting at their own primary home. There was no housing history provided for any of the borrowers.
															; ; We will waive the condition below for B grade. Comps: 1) XXX FICO 2) $XXX in reserves 3) borrower owned previous residence XXX years; ; ; XXX to view for exception based on XXX response	08/20/2025	The lender waived the following exception with Comp Factors.	08/20/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000087	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Waived	FCRE0376	Credit	Tradelines do not meet Guideline Requirements
The lender’s minimum tradeline requirements have not been met per guidelines. The file contains an escalation request by lender for a borrower not meeting the required 12 months of 3 credit lines. Lender based their exception request on the following compensating factors:  high reserves, borrowers paying off debt/DTI below XXX%, and borrowers have established relationship with XXX. Lender also stated a compensating factor of each borrower has housing/rent history verified. The file did not contain verification of this housing history.
															; ; ;	08/20/2025	Lender approved an exception to guidelines for B grade.	08/20/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000087	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for transaction is outside of XXX version 4.7 guidelines.	; ; ; ; waiver to apply	08/15/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) $XXX in reserves 3) borrower owned previous residence XXX years.
																		08/15/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000089	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/08/2025	Waived	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Borrowers' personal tax returns are not signed, and tax transcripts were not provided to support.	; Seller to provide signed tax returns or tax transcripts ; ; XXX to opine for waiver due to guideline difference	08/20/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) borrower has been on job XXX+ years 3) borrower has owned subject XXX years.
																		08/20/2025	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum	D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000089	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Affiliated Business Disclosure is missing.	; ; Documentation received, XXX to review.; Document Uploaded. ;	08/20/2025	Required Affiliated Business Disclosure Documentation Provided; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.	08/20/2025	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum	D	B	B	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000089	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Resolved	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing	Missing required signatures on 1040s and corresponding transcripts Borrower 1 IRS Transcripts Missing			Borrower 1 IRS Transcripts Provided	08/20/2025	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum	D	B	D	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000089	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/08/2025	Resolved	FCRE1324	Credit	Borrower 1 Tax Returns Not Signed	Borrower 1 Tax Returns Not Signed Missing required signatures on 1040s and corresponding transcripts			Borrower 1 Tax Returns Are Signed	08/20/2025	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum	D	B	C	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000089	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/08/2025	Resolved	FCRE1365	Credit	Borrower 2 IRS Transcripts Missing	Borrower 2 IRS Transcripts Missing Missing required signatures on 1040s and corresponding transcripts			Borrower 2 IRS Transcripts Provided or Not Applicable (Number of Borrowers equals XXX)	08/20/2025	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum	D	B	D	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000089	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/08/2025	Resolved	FCRE1354	Credit	Borrower 2 Tax Returns Not Signed	Borrower 2 Tax Returns Not Signed Missing required signatures on 1040s and corresponding transcripts			Borrower 2 Tax Returns Are Signed or Not Applicable (Number of Borrowers equals XXX)	08/20/2025	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum	D	B	C	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000089	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/08/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	A 7/1 ARM, with an index of One-Year Treasury and a cap of 5/2/5, is not an eligible product per XXX Program Eligibility Guide v4.7.	; ; waiver to apply nothing for XXX	08/14/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) borrower has been on job XXX+ years 3) borrower has owned subject XXX years.
																		08/14/2025	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum	D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000091	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Waived	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of XXX% Purchase transactions of 2 unit properties with loan amounts over $XXX are limited to XXX% LTV.	; ; ;	09/04/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) $XXX in reserves 3) borrower has been in same line of work for XXX years.
																		09/04/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	C	B	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000091	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Waived	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Lender used $XXX of future RSU earnings for B1 which is not acceptable per 4.7 guide, two year earned average is required.	; ; ;	09/04/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) $XXX in reserves 3) borrower has been in same line of work for XXX years.
																		09/04/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	C	B	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000091	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Waived	FCRE1395	Credit	Borrower 3 IRS Transcripts Missing	Borrower 3 IRS Transcripts Missing All personal returns must be verified with transcripts.	; ; ;	09/04/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) $XXX in reserves 3) borrower has been in same line of work for XXX years.
																		09/04/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	D	B	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000091	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance
Third Party Valuation Product Not Provided or Not Provided Within Tolerance. CU score was not provided due to subject is 2-units. Collateral Desktop Analysis (CDA) ordered from XXX, or a Consolidated Collateral Analysis (CCA) ordered from XXX is required to support the value of the appraisal.
															; Documentation received, XXX to review.; Document Uploaded. ; Seller to provide acceptable CDA	09/04/2025	Third party valuation product provided within tolerance.	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	C	A	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000091	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation Required: Affiliated business disclosure is missing.	; ; Documentation received in XXX review.; Document Uploaded. ;	08/21/2025	Required Affiliated Business Disclosure Documentation Provided; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	B	A	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000091	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for transaction is outside XXX version 4.7 guidelines.	; ;	08/14/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX FICO 2) $XXX in reserves 3) borrower has been in same line of work for XXX years.
																		08/14/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	C	B	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000093	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Waived	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines Per XXX Program Eligibility Guide v4.7, when personal tax returns are used to qualify income, then tax transcripts are required to support. Borrower’s personal tax transcripts were not provided to support.
															; ; ;	08/25/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) borrower has been on job XXX+ years 2) XXX FICO 3) borrower has been in the same line of work XXX years.
																		08/25/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000093	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Waived	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% DTI variance due to ARM qualification of the greater of the start rate or fully indexed rate at the fully amortized payment of $XXX.	; ; ;	08/25/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) borrower has been on job XXX+ years 2) XXX FICO 3) borrower has been in the same line of work XXX years.
																		08/25/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000093	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Resolved	finding-3652	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The Lender credit decreased, however it appears the file is missing disclosures. There are 2 COCs in file but no disclosures were provided in file dated within 3 days of the COC
															; ; Document Uploaded. ; Documentation received, XXX to review.; ; Please see updated condition. ; Document Uploaded. ; Documentation received, XXX to review.;	08/25/2025	Valid COC and applicable disclosure provided; Exception resolved; The file did not contain a disclosure dated within 3 days of the COC provided	08/25/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000093	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for the transaction is outside of XXX version 4.7 guidelines.	; ;	08/14/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) borrower has been on job XXX+ years 2) XXX FICO 3) borrower has been in the same line of work XXX years.
																		08/14/2025	Qualifying FICO is Greater than the Guideline Minimum Borrower has stable job time	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
400000095	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/08/2025	Waived	FCRE1200	Credit	Audited Loan Amount is less than Guideline Minimum Loan Amount
Audited Loan Amount of $XXX is less than the Guideline Minimum Loan Amount of $XXX Per XXX Program Eligibility Guide v4.7, the minimum loan amount for ARM loans is $XXX. The subject 5/6 ARM loan amount of $XXX did not meet this minimum requirement.
															; ; ; waiver to apply nothing for XXX	08/22/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) XXX% DTI.	08/22/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum

Qualifying FICO is Greater than the Guideline Minimum
																				D	B	C	B	D	B	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000095	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/08/2025	Waived	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing
Borrower 1 IRS Transcripts Missing Per XXX Program Eligibility Guide v4.7, when 2 years personal tax returns are used to qualify income, then the 2 years of tax transcripts are required to support the tax returns. Borrower 1’s Social Security income was verified using 2 years of personal tax returns, however, the Borrower’s 2 years of tax transcripts were missing and must be provided to meet guidelines.
															; ; ; Documentation received in XXX review.; Document Uploaded. ; Tax returns not signed. ; ;	08/22/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3)XXX% DTI.; Borrower 1 IRS Transcripts Missing Per XXX Program Eligibility Guide v4.7, when 2 years personal tax returns are used to qualify income, then the 2 years of tax transcripts are required to support the tax returns. Borrower 1’s Social Security income was verified using 2 years of personal tax returns, however, the Borrower’s 2 years of tax transcripts were missing and must be provided to meet guidelines.
08/22/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum

Qualifying FICO is Greater than the Guideline Minimum
																				D	B	D	B	D	B	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000095	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/08/2025	Waived	FCRE1336	Credit	Borrower 1 Award Letter Missing
Borrower 1 Award Letter Missing Per XXX Program Eligibility Guide v4.7, Social Security income must be verified by a Social Security Administration benefit verification letter. Borrower 1’s Benefit letter was not provided to verify the qualifying income of $XXX. The letter must be provided to meet the guideline requirements for social security income.
															; ; ; XXX to opine if guideline waiver should apply due to bulk	08/22/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) XXX% DTI.	08/22/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum

Qualifying FICO is Greater than the Guideline Minimum
																				D	B	D	B	D	B	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000095	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/08/2025	Waived	finding-3430	Compliance	Qualified Mortgage Safe Harbor Threshold
This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered transaction. HPML with established escrow and appraisal requirements met. However client does not allow HPML loans and exception was not downgraded

															; ; Please see updated condition below. ; Documentation received in XXX review.; Document Uploaded. ;	08/22/2025
Client accepts and acknowledges EV2/B finding. Per client request, waive for B grade on this trade.; Paystubs provided did not resolve the exception; Loan is considered a higher priced covered transaction.
08/22/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum

Qualifying FICO is Greater than the Guideline Minimum
																				D	B	B	B	D	B	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000095	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/08/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing from the file. To cure please provide the Affiliated Business Disclosure.	; ; Documentation received, XXX to review.; Document Uploaded. ; XXX to opine on if this is not required	08/22/2025	Required Affiliated Business Disclosure Documentation Provided; Received written attestation from XXX stating that their Privacy Policy identifies all of their affiliates.	08/22/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum

Qualifying FICO is Greater than the Guideline Minimum
																				D	B	B	A	D	B	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000095	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/08/2025	Waived	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)	The ARM index used for the transaction is outside of XXX version 4.7 guidelines.	; ; waiver to apply	08/14/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) XXX% LTV 2) XXX FICO 3) XXX% DTI.	08/14/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum

Qualifying FICO is Greater than the Guideline Minimum
																				D	B	C	B	D	B	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
400000097	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Resolved	FCOM1206	Credit	The Note is Missing	The Note is Missing. The executed Note is missing. Only the Adjustable Rider was provided.	; ; ; Document Uploaded. Documentation received, XXX to review.;	08/25/2025	Note provided, exception resolved. ; The Note is Present.	08/25/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
400000097	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX on LE XX/XX/XXXX to $XXX on CD XX/XX/XXXX for the Appraisal Fee. A COC is required to determine if the increase was valid.
															; ; Documentation received in XXX review.; Document Uploaded. ;	08/25/2025	Cure package provided to the borrower; exception downgraded to a 2/B	08/25/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
400000097	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX The Title Commitment in file dated XX/XX/XXXX reflects a Loan Policy coverage of $XXX. No other title supplements or updated commitments found in file.
															; ; ; ; ; ; in file, pushed to XXX;	08/25/2025	Document Uploaded. ; Updated title provided ; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	08/25/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	B	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
400000097	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/08/2025	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI		; ; In escalation ; Documentation received, XXX to review.; Document Uploaded. This is an XXX loan. The taxes on the XXX are $XXX and the qual rate is XXX%. Giving a DTI of XXX%; ; ;	08/25/2025
Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; Audited DTI and LP DTI match, and are under XXX%. ; Qualifying rate of the greater of the fully indexed rate or the Note rate for 7/6 ARM is an investor for XXX AUS  v2.1; Audited DTI of XXX% exceeds Guideline DTI of XXX% Audit DTI of XXX% exceeds the program guide maximum of XXX% Lender/AUS property tax of $XXX is less than the audited total of $XXX reflected on the tax information sheet and $XXX reflected on the final CD. In addition, the lender qualified the borrower at the Note rate, and XXX AUS v2.1 states to qualify with greater of the fully indexed rate or the Note rate for 7/6 ARM.
																		08/25/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
400000097	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/25/2025	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI	Audited DTI of XXX% exceeds AUS DTI of XXX%	;	08/25/2025	Audited DTI of XXX% is less than or equal to AUS DTI of XXX%; Audited DTI of XXX% exceeds AUS DTI of XXX%	08/25/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
400000097	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/07/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	The credit report for the 3rd borrower shows an inquiry dated XX/XX/XXXX. There is no LOX in file from the borrower confirming this did not result in new credit.	; Comment received, in XXX review; Inquiry related to Flexible Spending Credit Card opened XX/XX/XXXX *XXX already reporting on credit. ; ;	08/20/2025	Credit report reflects new open charge with no balance dated XX/XX/XXXX acct #XXX/ Finding resolved	08/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
400000099	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2025	Resolved	FCRE9488	Credit	Potential Occupancy/Current Address Issues identified in the file
The intent and/or status of the borrower's occupancy is not supported in the file. The Co-Borrower's income documentation in file for 2024 continues to reflect his previous residence address, and his 2024 1040s include a Schedule E reflecting XXX days of rental income for the subject. Subject was purchased XX/XX/XXXX. Co-Borrower appears to be a non-occupant. Lender to provide letter of explanation and supporting documentation to confirm the subject is not tenant occupied.
															; Documentation received, XXX to review. ; Document Uploaded. ;	08/20/2025	Lender rebuttal provides sufficient documentation to support borrower 2 residency ; Intent of borrower's occupancy supported	08/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000099	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. The blend document indicates e-consent is still pending	; Documentation received, XXX to review. ; Document Uploaded. ;	08/18/2025	Evidence of eConsent is provided.	08/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000101	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/18/2025	Resolved	FCRE1322	Credit	Borrower 1 Business Tax Returns Missing
Borrower 1 Business Tax Returns Missing Both Borrowers own the income producing company providing self-employment income. The Lender's income calculation worksheet indicates 2022 and 2023 1120-S business returns were analyzed for qualifying income. These tax returns are not in file along with the corresponding K-1s for each borrower.
															; Documentation received, XXX to review.; Document Uploaded. ;	08/20/2025	Borrower 1 Business Tax Returns Provided	08/20/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000101	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/18/2025	Resolved	FCOM1227	Credit	PUD Rider is Missing	PUD Rider is Missing There is a PUD Rider in file; however, it is not signed.	; Document Uploaded. Documentation received, XXX to review.;	08/20/2025	The PUD Rider is Present or is Not Applicable (Property Type is PUD)	08/20/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000101	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/18/2025	Resolved	FCRE1319	Credit	Borrower 1 Personal Tax Returns Missing	Borrower 1 Personal Tax Returns Missing The Personal Tax Returns (1040s) for 2022 and 2023 for both borrowers have not been provided.	; Documentation received, XXX to review.; Document Uploaded. ;	08/20/2025	Borrower 1 Personal Tax Returns Provided	08/20/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000101	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/18/2025	Resolved	FCRE1352	Credit	Borrower 2 Business Tax Returns Missing	Borrower 2 Business Tax Returns Missing	; Documentation received, XXX to review.; Document Uploaded. ;	08/20/2025	Borrower 2 Business Tax Returns Provided or Not Applicable (Number of Borrowers equals XXX)	08/20/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000101	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/18/2025	Resolved	FCRE1350	Credit	Borrower 2 Personal Tax Returns Missing	Borrower 2 Personal Tax Returns Missing	; Documentation received, XXX to review.; Document Uploaded. ;	08/20/2025	Borrower 2 Personal Tax Returns Provided or Not Applicable (Number of Borrowers equals XXX)	08/20/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000101	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/18/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing required documentation to support business for self income	; Documentation received, XXX to review.; Document Uploaded. ;	08/20/2025	Income and Employment Meet Guidelines	08/20/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000101	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/18/2025	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified	; Documentation received, XXX to review.; Document Uploaded. ;	08/20/2025	ATR: Current Employment Was Verified	08/20/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000101	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/18/2025	Resolved	FCRE1326	Credit	Borrower 1 YTD Profit & Loss Missing	Borrower 1 YTD Profit & Loss Missing	; Documentation received, XXX to review.; Document Uploaded. ;	08/20/2025	Borrower 1 YTD Profit & Loss Provided	08/20/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000101	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/18/2025	Resolved	FCRE1356	Credit	Borrower 2 YTD Profit & Loss Missing	Borrower 2 YTD Profit & Loss Missing	; ; Documentation received, XXX to review.; Document Uploaded. ;	08/20/2025	Borrower 2 YTD Profit & Loss Provided or Not Applicable (Number of Borrowers equals XXX)	08/20/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000101	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/18/2025	Resolved	FCOM9469	Credit	Missing required ARM Rider	Deed of Trust is Missing Adjustable Rate Rider and Note Type is ARM. The ARM Rider is in file but not signed.	; Document Uploaded. Documentation received, XXX to review.;	08/20/2025	Adjustable Rate Rider is present or is Not Applicable (Note Type is ARM)	08/20/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000101	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/18/2025	Resolved	FCOM1220	Credit	The Deed of Trust is Missing	The Deed of Trust is Missing The complete, fully executed and notarized Deed of Trust is not in file.	; Document Uploaded. Documentation received, XXX to review.;	08/20/2025	The Deed of Trust is Present	08/20/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000103		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/05/2024	Resolved	-96375	Compliance	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test
This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker.
																	This compliance test 'TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test' is no longer tested	04/05/2024		D	A	C	A	D	A	A	A	D	A	D	D	A	C	D	D	A	D	D	D	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000103		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/04/2024	Resolved	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

This loan passed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																		04/05/2024		D	A	C	A	D	A	A	A	D	A	D	D	A	C	D	D	A	D	D	D	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000103		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/05/2024	Resolved	3853	Compliance	Patriot Act Disclosure is Missing	The Patriot Act disclosure is Missing; Lender provided completed Patriot Act disclosure for both Borrowers. Condition cleared.			The Patriot Act disclosure is Present	04/12/2024		D	A	C	A	D	A	A	A	D	A	D	D	A	C	D	D	A	D	D	D	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000103		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/04/2024	Resolved	929	Compliance	Security Instrument Indicator is Partial
The Deed of Trust section 14. and 19. allows for the assumption of the subject loan with approval of Lender.;Page 4 of the CD ; Assumption - marked that will be allowed under certain conditions. The Guidelines do not permit assumptions. ; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.; Lender guidelines state assumptions are not permitted. Condition maintained.
																	The security instrument indicator is Present	04/26/2024		D	A	D	A	D	A	A	A	D	A	D	D	A	C	D	D	A	D	D	D	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000103		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/04/2024	Resolved	3606	Credit	HMDA Data Tape Not Provided	HMDA data tape not provided.; HMDA received - no level 3 discrepancies - condition cleared			HMDA data tape provided.	04/18/2024		D	A	D	A	D	A	A	A	D	A	D	D	A	C	D	D	A	D	D	D	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000105		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/04/2024	Resolved	3606	Credit	HMDA Data Tape Not Provided	HMDA data tape not provided.; HMDA received - no level 3 discrepancies - condition cleared			HMDA data tape provided.	04/17/2024
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has stable job time - Borrower has X.XX years at job.

																				D	A	D	A	D	A	D	A	D	A	D	D	D	C	D	D	D	D	D	D	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000105		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/09/2024	Resolved	1228	Compliance	eSigned Documents Consent is Missing	The eSigned documents consent is Missing.; Lender agreed with finding for missing eConsent. Condition retained.; Lender provided verification of eConsent. Condition cleared.			The eSigned documents consent is Present.	04/24/2024
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has stable job time - Borrower has X.XX years at job.

																				D	A	D	A	D	A	D	A	D	A	D	D	D	C	D	D	D	D	D	D	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000105		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/03/2024	Resolved	3580	Property	Third Party Valuation Product not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.; AVM received within tolerance. Condition cleared.; DD firm to order Third Party Valuation. Condition retained.
																	Third Party Valuation Product Provided	04/18/2024
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has stable job time - Borrower has X.XX years at job.

																				D	A	D	A	D	A	D	A	D	A	D	D	D	C	D	D	D	D	D	D	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000107		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/24/2022	Resolved	3606	Credit	HMDA Data Tape Not Provided	HMDA Data Tape Not Provided			HMDA data tape provided.	06/27/2022
Borrower has stable job time - Borrower has X.XX years at job.
; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XX.XX are greater than the Guideline Minimum of X.XX.

																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000107		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/24/2022	Resolved	3605	Credit	Asset Documents are Incomplete
Asset Documents are Incomplete:; XX/XX/XXXX: Lender response: The terms of withdrawal are not necessary, as the XX/XX/XXXX: 401k is from the borrower’s previous employer, XXX. Withdrawal of funds in a 401k from a prior employer are always allowed, subject to an early withdrawal fee of 10% if the borrower is under the age of XXX, and subject to a 20% withholding, if the borrower takes a lump sum distribution and does not roll it into the current employer’s 401k, or an IRA. If XXX is still insisting on this, we can exclude the funds, as the borrower has sufficient funds to close and reserves verified in the other accounts.; XX/XX/XXXX:   Lender response: This is the borrower’s previous employer, so this should not be required.; Audit has reviewed and determined that the 401K account in question is from a prior employer, therefore the terms of the withdrawal is not required, condition cleared.  ; Audit reviewed lender's response and has determined XXX bullet point XXX requires documentation to evidence that the borrower is permitted to make withdrawals and that severance of the borrower's current employment is not required.  Please provide documentation or updated AUS removing the 401k assets.  Condition retained.; Escalated to management.; Missing terms and conditions for the borrowers 401K account that was used to qualify per XXX requirements.
																	The exception 'Asset Documents are Incomplete' is cleared.	07/07/2022
Borrower has stable job time - Borrower has X.XX years at job.
; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XX.XX are greater than the Guideline Minimum of X.XX.

																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000163		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	03/20/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided
Loan is pending HMDA data review.  Additional conditions may apply. HMDA Data Tape provided.  Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.  (Additional conditions may apply).

HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review.  Additional conditions may apply. HMDA Data Tape provided.  Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.  (Additional conditions may apply).
																		03/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	A	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
400000163		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	03/20/2025	Acknowledged	finding-3430	Compliance	Qualified Mortgage Safe Harbor Threshold
This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered transaction. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered transaction.
																	BAML approved downgrade to B	03/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	B	B	C	A	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
400000115		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/20/2025	Resolved	finding-3652	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Lender Credit Decreased from $XXX to $XXX on final CD without a valid COC.  Missing the initial LE within XXX days of the application date of XX/XX/XXXX, full compliancee testing will be conducted upon receipt.

Attached PCCD which lowers the recording fees. Additionally, I do not see a CD done on XX/XX/XXXX. The XX/XX/XXXX initial CD has $XXX in lender credits, and that increases to $XXX on the final CD. I don’t see any CD where it increased beyond that.; Initial LE
03/27/2025
Lender provided PCCD correcting recording fees. Audit reviewed Lender's response and has determined the CD dated XX/XX/XXX is for the initial purchase of the subject property and should not be included in the testing on the subject transaction. Audit re-ran compliance and has determined the Lender credits and fees are within tolerance. Condition cleared.; Lender provided PCCD correcting recording fees. Audit reviewed Lender's response and has determined the CD dated XX/XX/XXXX is for the initial purchase of the subject property and should not be included in the testing on the subject transaction. Audit re-ran compliance and has determined the Lender credits and fees are within tolerance. Condition cleared.; Lender provided Initial LE and audit re-ran testing. Please provide a valid COC for decrease in Lender credits from $XXX on the Initial CD dated XX/XX/XXXX to $XXX on the final CD and valid COC for increase in recording fees over the 10% tolerance from $XXX on initial LE x 10% = $XXX tolerance to $XXX on the final CD or provide cure of $XXX. I appears loan amount and interest rate changed; however, audit is unable to determine if the updated fees were re-disclosed within 3 days of discovery. Condition retained.;
03/28/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000115		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/20/2025	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed the comparable charges ($XXX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The 10% tolerance violation in the amount of $XXX is due to the LE issued within 3 days of the application date is missing.  Missing the initial LE within 3 days of the application date of XX/XX/XXXX, full compliancee testing will be conducted upon receipt.

Lender provided PCCD correcting recording fees.  Audit reviewed Lender's response and has determined the CD dated XXX is for the initial purchase of the subject property and should not be included in the testing on the subject transaction.  Audit re-ran compliance and has determined the Lender credits and fees are within tolerance.  Condition cleared.; Lender provided Initial LE. Please provide valid COC for decrease in Lender credits from $XXX on the Initial CD dated XX/XX/XXXX to $XXX on the final CD and valid COC for increase in recording fees over the 10% tolerance from $XXX on initial LE x 10% = $XXX tolerance to $XXX on the final CD or provide cure of $XXX. I appears loan amount and interest rate changed; however, audit is unable to determine if the updated fees were re-disclosed within 3 days of discovery. Condition retained.; This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed the comparable charges ($XXX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).
03/28/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000115		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/20/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided
Loan is pending HMDA data review.  Additional conditions may apply. HMDA Data Tape provided.  Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.  (Additional conditions may apply).

HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review.  Additional conditions may apply. HMDA Data Tape provided.  Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.  (Additional conditions may apply).
03/26/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000115		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/20/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The 0% tolerance violation in the amount of $XXX is due to the LE issued within 3 days of the application date is missing.  Missing the initial LE within 3 days of the application date of XX/XX/XXXX, full compliancee testing will be conducted upon receipt.

Lender provided initial LE.  Audit re-ran testing and has determined zero tolerance fees are within tolerance.  Condition cleared.; Lender provided initial LE.  Audit re-ran testing and has determined zero tolerance fees are within tolerance.  Condition cleared.
03/26/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000115		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/20/2025	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Cure Required. The initial LE in file is dated XX/XX/XXXX and is greater than XXX days after the application date of XX/XX/XXXX.
																	Lender provided initial LE. Condition cleared.; Lender provided initial LE. Condition cleared.	03/26/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000115		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/20/2025	Resolved	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations. Homeownership counseling list in file is dated XX/XX/XXXX and is greater than 3 days after the application date of XX/XX/XXXX.
															Homeownership Counseling list 2.18	03/25/2025	Lender provided Homeownership Counseling Disclosure dated XX/XX/XXXX. Condition cleared.	03/26/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000115		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/20/2025	Resolved	FCOM1270	Compliance	ARM Disclosure Not Provided Within 3 Days of Application Date
ARM Disclosure dated, (XX/XX/XXXX) was not provided within 3 Days of Application Date, (XX/XX/XXXX). ARM Disclosure dated, (XX/XX/XXXX) was not provided within 3 Days of Application Date, (XX/XX/XXXX).
															ARM Disclosure	03/25/2025
Lender provided ARM Disclosure dated XX/XX/XXXX.  Condition cleared.; ARM Disclosure Provided Within 3 Days of Application Date or Not Applicable.; ARM Disclosure dated, (XX/XX/XXXX) was not provided within 3 Days of Application Date, (XX/XX/XXXX). ARM Disclosure dated, (XX/XX/XXXX) was not provided within 3 Days of Application Date, (XX/XX/XXXX).
03/26/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000133		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/26/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided
Loan is pending HMDA data review.  Additional conditions may apply. HMDA Tape provided. The loan is pending HMDA data review. Due Diligence firm to complete. Condition for informational purposes only. Additional conditions may apply.
																	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	04/02/2025	Borrower has stable job time - Borrower has X.X years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000133		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/26/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing proof of HOA for the property at XXXX. Additional conditions may apply.	UW LOE	04/01/2025	Audit reviewed Lender's response and has determined Borrower was renting property XXX; therefore, verification of the HOA is not required. Condition cleared.	04/02/2025	Borrower has stable job time - Borrower has X.X years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000133		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/26/2025	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Cure Required. Initial LE and Written List of Service Providers in file dated XX/XX/XXXX, more than XXX days after the application date of XX/XX/XXXX.  Please provide the initial LE and XXX within 3 days of the application date.
															Initial LE	03/28/2025	Lender provided initial LE. Condition cleared.; Lender provided initial LE. Condition cleared.	03/31/2025	Borrower has stable job time - Borrower has X.X years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000133		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/26/2025	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed the comparable charges ($XXX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The 10% tolerance violation in the amount of $XXX is due to the LE issued within 3 days of the application date missing from the loan file.
															Initial LE	03/28/2025
Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.
																		03/31/2025	Borrower has stable job time - Borrower has X.X years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000133		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/26/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The XXX% tolerance violation in the amount of $XXX is due to the LE issued within 3 days of the application date missing from the loan file.
															Initial LE	03/28/2025
Lender provided initial LE.  Audit re-ran compliance and has determined fees are within tolerance.  Condition cleared.; Lender provided initial LE.  Audit re-ran compliance and has determined fees are within tolerance.  Condition cleared.
																		03/31/2025	Borrower has stable job time - Borrower has X.X years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000141		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/03/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	04/08/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000143		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/18/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	04/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000145		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/28/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	04/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000117		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/30/2025	Resolved	FCOM1270	Compliance	ARM Disclosure Not Provided Within 3 Days of Application Date
ARM Disclosure dated, (XX/XX/XXXX) was not provided within 3 Days of Application Date, (XX/XX/XXXX). Missing ARM disclosure dated within 3 days of application date.  The ARM disclosure found in the loan file is dated XX/XX/XXXX.
															ARM Disclosure	05/05/2025	ARM Disclosure Provided Within 3 Days of Application Date or Not Applicable. Received missing disclosure form lender.	05/07/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000117		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	XXX	05/05/2025	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	05/05/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000137		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/04/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	05/07/2025
Borrower has stable job time - Borrower has X.XX years on job. Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000155		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/02/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided
Loan is pending HMDA data review.  Additional conditions may apply. HMDA Tape Provided.  The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.
																	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	05/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000155		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/02/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX. Please provide the title supplement/update showing sufficient coverage.	please cancel condition, title supplement reflecting $XXX was provided in the initial file upload page 967.	05/06/2025
Audit reviewed Lender's response and has determined title supplement changing loan amount coverage to $XXX was in the loan file on page XXX.  Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX
																		05/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000111		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided
Loan is pending HMDA data review.  Additional conditions may apply. HMDA Tape Provided.  The loan is pending HMDA data review. Condition for informational purposes only.  Due Diligence firm to complete. Additional conditions may apply.
																	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	05/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000113		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/11/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided
Loan is pending HMDA data review.  Additional conditions may apply. HMDA Tape Provided.  The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.
																	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/16/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000109		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/14/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/18/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
																				C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000109		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/16/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Missing ABD	aba lox	06/17/2025	Lender provided attestation of no affiliates on subject transaction. Condition cleared.; Required Affiliated Business Disclosure Documentation Provided	06/18/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
																				C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000139		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/18/2025	Resolved	FCOM1268	Compliance	ARM Disclosure is Missing	ARM Disclosure is Missing. Documentation required to clear exception. Missing ARM disclsoure within 3 days of application XX/XX/XXXX.	The ARM Disclosure was provided to the BR on XX/XX/XXXX and signed by the borrower which is within 3 business day of the application date	06/25/2025	Lender provided ARM disclosure. Condition cleared.; ARM Disclosure is Present or Not Applicable	06/25/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.
																				D	A	D	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000139		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/18/2025	Resolved	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. Documentation required to clear exception.  Documentation required to confirm the disclosure was sent within the 3 days of application.  The homeownership counseling organizations disclosure provided to the borrower on XX/XX/XXXX was not provided within 3 days of application date of XX/XX/XXXX per e-sign process summary pg 444.
															The Homeownership Counseling Organizations Disclosure was provided to the BR on XX/XX/XXXX and signed by the borrower which is within 3 business day of the application date	06/25/2025	Lender provided Homeownership Counseling Disclosure. Condition cleared.; Lender provided Homeownership Counseling Disclosure. Condition cleared.	06/25/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.
																				D	A	C	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000139		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/17/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided
Loan is pending HMDA data review.  Additional conditions may apply. HMDA Tape Provided.  The loan is pending HMDA data review. Condition for informational purposes only.  Due Diligence firm to complete. Additional conditions may apply.
																	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/23/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.
																				D	A	C	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000159		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/18/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. 1st esigned doc in the file is dated XX/XX/XXXX; Please provide e-consent dated XX/XX/XXXX or before.	econsent	06/24/2025	Lender provided verification of Borrower's eConsent. Condition cleared.; Evidence of eConsent is provided.	06/25/2025	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000159		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/17/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/23/2025	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000147		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/18/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. This loan failed the initial closing disclosure delivery date test.  Initial CD provided XX/XX/XXXX and acknowledged XX/XX/XXXX and consummation date XX/XX/XXXX which is less than 3 days prior to consummation.
															XXX dated XX/XX/XXXX	06/25/2025
Lender provided Initial CD.  Audit re-ran compliance and has determined fees are within tolerance.  Condition cleared.; Lender provided Initial CD.  Audit re-ran compliance and has determined fees are within tolerance.  Condition cleared.
06/25/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000147		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/19/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/23/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000127		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/20/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided
Loan is pending HMDA data review.  Additional conditions may apply. HMDA Tape Provided.  The loan is pending HMDA data review. Condition for informational purposes only.  Due Diligence firm to complete. Additional conditions may apply.
																	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/28/2025	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000127		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/20/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines The following income could not be verified with the documentation in file. Borrower 2: XXX base pay of $XXX and overtime of $XXX.  The W2 in file for 2024 ,shows XXX income and a note on the 2023 paystubs states and W2 was not filed. Please provide your calculations and supporting documentation.  Additional conditions may apply.
															Please see rebuttal and attachments	06/24/2025
Lender provided letter from XXX (XXX) verifying Borrower's employment, web search how XXX are paid and that their pay is tax free and does not have to be filed on tax returns.  Web search also explains why W2's shows zero income, XXX year end paystub and explanation from Lender how income was calculated.  The YTD paystub, XXX and XXX year end pay stubs are in the loan file and supports the income calculated by the Lender on the income calculator.  Income is non taxable; therefore, can be grossed up.  Condition cleared.; Income and Employment Meet Guidelines
																		06/25/2025	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000127		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/22/2025	Resolved	FCOM1270	Compliance	ARM Disclosure Not Provided Within 3 Days of Application Date	ARM Disclosure dated, (XX/XX/XXXX) was not provided within 3 Days of Application Date, (XX/XX/XXXX).	ARM Disclosure	06/24/2025	Lender provided ARM disclosure. Condition cleared.; ARM Disclosure Provided Within 3 Days of Application Date or Not Applicable.	06/25/2025	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000149		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/23/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete
Borrower 1 Credit Report is Partially Present. 1. Missing proof of taxes for the property at XXX.
2. Lender to provide proof that the property at XXX is free and clear. Final 1003 shows as Free and clear.  Fraud report shows a lien of $XXX.
3. Lender to provide satisfactory explanation and disposition of an undisclosed property  that appears on Schedule E on 2024 AND 2023 personal tax returns as a rental. The property address is XXX. Additional conditions may apply.
															XXX was sold, please see attachment showing owner as not the borrower	06/25/2025
Lender provided tax assessment for property XXX verifying property is not owned by Borrower.  The fraud report verifies taxes for property XXX, tax return reflects property XXX does not have mortgage interest indicating property does not have a mortgage lien and title report on property verifies there are no open liens.  Condition cleared.; Borrower 1 Credit Report is not partially present.
																		07/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000149		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/23/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000131		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/24/2025	Resolved	FPRO0383	Property	FEMA Post Disaster Inspection Report not Provided
The subject property is a FEMA disaster case; however, the inspection report was not provided. FEMA declared XXX in a disaster area (XXX) on XX/XX/XXXX, with no declared release date.  The appraisal in file is dated XX/XX/XXXX and shows no damage, however, the appraisal date is prior to the FEMA release date. A Post Disaster Inspection is required.
															PDI	06/30/2025	Lender provided PCI dated XX/XX/XXXX, post Incident End date of XX/XX/XXXX and reflects there was no damage to property. Condition cleared.; FEMA Post Disaster Inspection report was provided.	07/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000131		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/24/2025	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared XXX in a disaster area (XXX) on XX/XX/XXXX, with no declared release date.  The appraisal in file is dated XX/XX/XXXX and shows no damage, however, the appraisal date is prior to the FEMA release date. A Post Disaster Inspection is required.
															PDI	06/30/2025	Lender provided PCI dated XX/XX/XXXX, post Incident End date of XX/XX/XXXX and reflects there was no damage to property. Condition cleared.; Property Inspection Provided.	07/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000131		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000157		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000129		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/27/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/30/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000125		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)
Audited Reserves of $ are less than Guideline Required Reserves of $XXX. Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Please provide additional assets. The borrower is short for cash to close and reserves requirement of 6 months. Please provide additional assets.
Missing source for the following large deposits: XXX dated XX/XX/XXXX, XXX dated XX/XX/XXXX, XXX dated XX/XX/XXXX, XXX dated XX/XX/XXXX, XXX dated XX/XX/XXXX, XXX dated XX/XX/XXXX, XXX dated XX/XX/XXXX, XXX dated XX/XX/XXXX found in the bank statements. Note: The large deposits were not deducted from the account balances. (EMD is sourced)

Please see attached. ; All those deposit are all liquidating investments from within which show in the transaction section of the statement as sales. Also the $XXXk into xXXX came from xXXX you can see that on the transaction history already.
07/28/2025
Condition resolved as we have received evidence of the deposit of $XXX dispersed to the title company from lender.   ; Audited Reserves of $XXX are equal to or greater than AUS Required Reserves of $XXX.; Lender provided IRA statements explaining large deposits are from stock sales. The balances on the most current IRA statements do not supports the assets used by Lender in qualification.  Lender included an amount of $XXX for account ending in XXX; however, the most current IRA statement reflects a balance of $XXX.  The balances on the most current statements do not support cash to close and reserves.  Please provide documentation verifying the withdrawal of $XXX was wired to the title company for the subject transaction or provide documentation to support Lender asset calculation.  Condition retained.
07/29/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Calculated LTV of XX% is less than Guideline LTV of XX%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000125		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete
Borrower 1 Credit Report is Partially Present. Missing Final Settlement Statement or Seller CD reflecting the property at XXX was sold. Note: The PITI of the property stated above was excluded from the DTI.
															There is a non-contingent contract in file for XXX and also reuploaded , which does comply with Fannie policy for the debt exclusion for the pending sale	07/11/2025
Lender provided purchase contract for sale of property XXX.  Audit confirmed the purchase contract meets FNMA Selling Guide requirements for the omission of the property pending sale.  Condition cleared.; Borrower 1 Credit Report is not partially present.
07/21/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Calculated LTV of XX% is less than Guideline LTV of XX%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000125		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/09/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Calculated LTV of XX% is less than Guideline LTV of XX%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000153		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title Coverage Amount of $XXX is less than total amount of subject lien $XXX.	title	07/11/2025	Lender provided Title reflecting coverage of $XXX. Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	07/14/2025	Borrower has stable job time - Borrower has X.XX years on job. Borrower has X.XX years on job.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000153		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing evidence that the property at XXX was sold. Please provide property profile report.	property sold	07/11/2025	Lender provided property detail report for property XXX verifying property was sold. Condition cleared.; Borrower 1 Credit Report is not partially present.	07/14/2025	Borrower has stable job time - Borrower has X.XX years on job. Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000153		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/11/2025	Borrower has stable job time - Borrower has X.XX years on job. Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000121		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title Coverage Amount preliminary title is not listed or less than Total Amount of Subject Lien $XXX. Please provide the title update/supplement showing sufficient coverage. Additional conditions may apply.
															Title Supplement for loan amount	07/11/2025	Lender provided Supplemental Title Report reflecting coverage of $XXX. Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	07/15/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000121		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Resolved	FCRE1183	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. Loan amount is not higher than conforming limit.	AUS	07/14/2025
Audit reviewed Lender's response and has determined the AUS reflects approve / eligible, which meets guideline overlay requirements for loan at least $1 above conforming limit but below the high balance conforming limit.  The loan amount on the subject transaction is $XXX, which is at least $1 above the conforming loan limit of $XXX but below the high balance conforming limit of $XXX.  Condition cleared.; Approval/Underwriting Summary is fully present; Material Finding
07/15/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000121		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided
Loan is pending HMDA data review.  Additional conditions may apply. HMDA Tape Provided.  The loan is pending HMDA data review. Condition for informational purposes only.  Due Diligence firm to complete. Additional conditions may apply.
																	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/11/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000135		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	07/03/2025	Acknowledged	finding-3430	Compliance	Qualified Mortgage Safe Harbor Threshold
This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered transaction. HPML compliant
															COMPLIANCE LOX	07/23/2025
; Condition resolved, this will remain a Non material B grade. ; Audit reviewed Lender's response and has determined subject transact is HPML, BAML approval required.  Condition retained.; Material Finding
08/05/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.
																				C	B	A	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
400000135		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	07/03/2025	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Documentation Required to clear exception: File is missing Initial Loan Estimate dated XX/XX/XXXX.

Lender provided initial LE.  Audit re-ran compliance and has determined fees are within tolerance.  Condition cleared.; Lender provided initial LE.  Audit re-ran compliance and has determined fees are within tolerance.  Condition cleared.
07/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
400000135		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	07/03/2025	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed the comparable charges ($XXX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The exception is tied to the missing Initial LE issued within 3 business days of the application date of XX/XX/XXXX, as the earliest available LE is dated XX/XX/XXXX.

Please provide the initial LE issued within 3 business days of the application date of XX/XX/XXXX.  Additional testing will be completed, once the initial LE is provided.

Lender provided initial LE.  Audit re-ran compliance and has determined fees are within tolerance.  Condition cleared.; Lender provided initial LE.  Audit re-ran compliance and has determined fees are within tolerance.  Condition cleared.
07/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
400000135		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	07/03/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The exception is tied to the missing Initial LE issued within 3 business days of the application date of XX/XX/XXXX, as the earliest available LE is dated XX/XX/XXXX.

Please provide the initial LE issued within 3 business days of the application date of XX/XX/XXXX.  Additional testing will be completed, once the initial LE is provided.
															LE'S & CD'S PROVIDED TO BORROWERS	07/14/2025
Lender provided initial LE.  Audit re-ran compliance and has determined fees are within tolerance.  Condition cleared.; Lender provided initial LE.  Audit re-ran compliance and has determined fees are within tolerance.  Condition cleared.
07/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
400000135		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	07/08/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided
Loan is pending HMDA data review.  Additional conditions may apply. HMDA Tape Provided.  The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.
																	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.
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400000119		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Resolved	FCOM1270	Compliance	ARM Disclosure Not Provided Within 3 Days of Application Date
ARM Disclosure dated, (XX/XX/XXXX) was not provided within 3 Days of Application Date, (XX/XX/XXXX). ARM Disclosure dated, (XX/XX/XXXX) was not provided within 3 Days of Application Date, (XX/XX/XXXX).

Lender provided the initial LE. The loan started out as a fixed rate loan and changed to an ARM on XX/XX/XXXX.  The ARM disclosure was provided within 3 days of the change to an ARM.  Condition cleared.; ARM Disclosure Provided Within 3 Days of Application Date or Not Applicable.
																		07/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000119		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Related to initial LE delivery exception.

Lender provided Initial LE.  Audit re-ran compliance and has determined fees are within tolerance.  Condition cleared.; Lender provided Initial LE.  Audit re-ran compliance and has determined fees are within tolerance.  Condition cleared.
																		07/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000119		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Documentation required. Please provide a copy of the initial LE and Written List of Service Providers within 3 days of the application date.

Application date of XX/XX/XXXX; Initial LE dated XX/XX/XXXX, not within required 3 day period.
															Initial LE dated XX/XX/XXXX uploaded	07/14/2025
Lender provided Initial LE.  Audit re-ran compliance and has determined fees are within tolerance.  Condition cleared.; Lender provided Initial LE.  Audit re-ran compliance and has determined fees are within tolerance.  Condition cleared.
																		07/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000119		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed the comparable charges ($XXX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Related to initial LE delivery exception.  Please provide a copy of the initial LE and Written List of Service Providers within 3 days of the application date.

Lender provided Initial LE.  Audit re-ran compliance and has determined fees are within tolerance.  Condition cleared.; Lender provided Initial LE.  Audit re-ran compliance and has determined fees are within tolerance.  Condition cleared.
																		07/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000119		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided
Loan is pending HMDA data review.  Additional conditions may apply. HMDA Tape Provided.  The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.
																	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000161		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	07/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job. Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Calculated CLTV of XX% is less than Guideline CLTV of XX%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000123		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/23/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000123		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2025	Resolved	FCOM1270	Compliance	ARM Disclosure Not Provided Within 3 Days of Application Date
ARM Disclosure dated, (XX/XX/XXXX) was not provided within 3 Days of Application Date, (XX/XX/XXXX). Documentation Required:
Application Date is XX/XX/XXXX; however 1st ARM disclosure is dated XX/XX/XXXX. Missing ARM disclosure that was provided within 3 days of application date XX/XX/XXXX
															ARM Disclosure	07/18/2025	Lender provided ARM disclosure. Condition cleared.; ARM Disclosure Provided Within 3 Days of Application Date or Not Applicable.	07/21/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000151		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/18/2025	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts: All of the required participants have not been entered and Buyer Agent name is on High Risk Watchlist.	Updated DRIVE report uploaded.	07/23/2025	Lender provided updated fraud report reflecting high alerts cleared and all parties to loan included in OFAC searches. Condition cleared.; All Fraud Report Alerts have been cleared or None Exist	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
400000151		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/18/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	07/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A